Registration No. 333-________

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ☐   Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS PREMIER MANAGER FUNDS II

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Michael A. Rosenberg, Esq.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

Copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on August 2, 2008 pursuant to Rule 488.

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS PREMIER MANAGER FUNDS II

Form N-14

Cross Reference Sheet

Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.		PROSPECTUS/PROXY STATEMENT CAPTION

PART A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Reorganization	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Exhibit A – Agreement and Plan of Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 6.	Information About the Fund Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Notice of Special Joint Meeting of Shareholders; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B		STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of the Registrant, dated April 1, 2008(1)

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of The Dreyfus/Laurel Funds, Inc., dated March 1, 2008(2)

Item 14.	Financial Statements

Annual Report of Dreyfus Premier Balanced Opportunity Fund, a series of the Registrant, dated November 30, 2007(3); Annual Report of Dreyfus Premier Balanced Fund, a series of The Dreyfus/Laurel Funds, Inc., dated October 31, 2007(4); Semi-Annual Report of Dreyfus Premier Balanced Fund, a series of The Dreyfus/Laurel Funds, Inc., dated April 30, 2008(5)

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

_______________________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed March 28, 2008 (File No. 333-104120).
(2)	Incorporated herein by reference to Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of The Dreyfus/Laurel Funds, Inc., filed February 27, 2008 (File No. 33-16338).
(3)	Incorporated herein by reference to the Annual Report of Dreyfus Premier Balanced Opportunity Fund, a series of the Registrant, filed January 29, 2008 (File No. 811-21327).
(4)	Incorporated herein by reference to the Annual Report of Dreyfus Premier Balanced Fund, a series of The Dreyfus/Laurel Funds, Inc., filed December 31, 2007 (File No. 811-5202).
(5)	Incorporated herein by reference to the Semi-Annual Report of Dreyfus Premier Balanced Fund, a series of The Dreyfus/Laurel Funds, Inc., filed June 25, 2008 (File No. 811-5202).

DREYFUS PREMIER BALANCED FUND

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

Dear Shareholder:

As a shareholder of Dreyfus Premier Balanced Fund (the “Fund”), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”), in exchange for Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities. The Dreyfus Corporation (“Dreyfus”) is the investment adviser to the Acquiring Fund and the Fund. The Fund is a series of The Dreyfus/Laurel Funds, Inc. (the “Company”).

Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Company’s Board that the Fund be consolidated with the Acquiring Fund. If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund. Management believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that has a substantially similar investment objective and substantially similar investment management policies as the Fund. The Acquiring Fund, like the Fund, is a “balanced” fund which normally invests in a diversified mix of stocks and bonds. The Acquiring Fund, for at least one year after the reorganization, will have a net expense ratio that is the same as or lower than that of the Fund. Management also believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

After careful review, the Company’s Board of Directors has unanimously approved the proposed reorganization. The Board of Directors believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that, for at least one year after the reorganization, will have a net expense ratio that is the same as or lower than that of the Fund. The Company’s Board of Directors recommends that you read the enclosed materials carefully and then vote FOR the proposal.

Your vote is extremely important, no matter how large or small your Fund holdings.

To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.
•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.
•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.
•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611.

Sincerely,

J. David Officer
President
The Dreyfus/Laurel Funds, Inc.

August __, 2008

TRANSFER OF THE ASSETS OF

DREYFUS PREMIER BALANCED FUND

TO AND IN EXCHANGE FOR SHARES OF

DREYFUS PREMIER BALANCED OPPORTUNITY FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS PREMIER BALANCED FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”), an open-end investment company managed by The Dreyfus Corporation (“Dreyfus”), on or about January 8, 2009 (the “Closing Date”), and will no longer be a shareholder of Dreyfus Premier Balanced Fund (the “Fund”). You will receive Class A, Class B, Class C, Class I or Class T shares of the Acquiring Fund corresponding to your Class A, Class B, Class C, Class I or Class T shares of the Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and will be terminated as a series of The Dreyfus/Laurel Funds, Inc. (the “Company”).

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Company’s Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has substantially more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund, for at least one year after the reorganization, will have a net expense ratio that is the same as or lower than that of the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have substantially similar investment objectives and investment management policies. The Acquiring Fund seeks high total return through a combination of capital appreciation and current income. The Fund seeks total return (consisting of capital appreciation and income). To pursue their respective goals, the Acquiring Fund and the Fund invest in a diversified mix of stocks and bonds (fixed-income securities). The investment policies, practices and limitations of each fund (and the related risks) are similar, but not identical. The Fund’s normal asset allocation is approximately 60% stocks and 40% fixed-income securities, but the Fund may invest up to 75%, and as little as 40%, of its assets in stocks and up to 60%, and as little as 25%, of its assets in fixed-income securities. The Acquiring Fund varies the mix of stocks and bonds from time to time, but normally allocates between 25% and 50% of its assets to fixed-income securities. The Acquiring Fund and the Fund allocate their respective assets between equity securities and fixed-income securities based on an assessment of the relative return and risk of each asset class. The equity component of the Acquiring Fund’s portfolio is comprised of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles; whereas, the Fund’s portfolio managers use a “growth” style of investing for the equity portion of the Fund’s portfolio. The Acquiring Fund invests the fixed-income portion of its portfolio primarily in securities rated investment grade or the unrated equivalent as determined by Dreyfus at the time of purchase, and in securities that are issued or guaranteed by the U.S. government (including its agencies and instrumentalities). The Acquiring Fund may invest up to 5% of its assets in securities rated below investment grade (but not lower than B) or the unrated equivalent as determined by Dreyfus at the time of purchase. The Fund invests the fixed-income portion of its portfolio primarily in U.S. government securities, corporate bonds, mortgage-related securities and asset-backed securities, and may invest up to 20% of its assets in the fixed-income portion of its portfolio in securities rated below investment grade (but not lower than B) or the unrated equivalent as determined by Dreyfus at the time of purchase. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of the Fund’s and the Acquiring Fund’s investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes the shares of the Fund and the Acquiring Fund. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder’s tax basis in Fund shares will carry over to the shareholder’s Acquiring Fund shares. As a condition to the closing of the reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Acquiring Fund as a result of the reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforward) prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. Under its agreement with Dreyfus, the Fund has agreed to pay Dreyfus a “unitary” management fee at the annual rate of 1.00% of the value of the Fund’s average daily net assets for the provision of investment advisory, administrative, fund accounting and certain other services. Under the unitary fee structure, Dreyfus pays all of the Fund’s expenses, except for the Fund’s management fee, Rule 12b-1 plan fees, taxes, interest, brokerage commissions, fees and expenses of the non-interested Directors (including counsel expenses), and extraordinary expenses. Under its agreement with Dreyfus, the Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.80% of the value of the Acquiring Fund’s average daily net assets. The Acquiring Fund pays other service providers and bears other Acquiring Fund expenses directly, which, in the case of the Fund, generally are paid by Dreyfus under the unitary fee structure. In addition, although each class of shares of the Fund had a lower net expense ratio than the corresponding class of shares of the Acquiring Fund, as of each fund’s most recent fiscal year end, after any current fee waiver and/or expense reimbursement arrangements, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund for at least one year after the reorganization, so that the net operating expenses of such classes of shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the net operating expenses of Class A, Class B, Class C, Class I and Class T shares, respectively, of the Fund, as of its most recent fiscal year end.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE (“CDSC”) AT THE TIME OF THE REORGANIZATION?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization. Any subsequent investment in the Acquiring Fund will be subject to any applicable sales charges and any redemption of Class B or Class C shares (or Class A or Class T shares subject to a CDSC) of the Acquiring Fund received in the reorganization will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A or Class T shares subject to a CDSC) of the Fund (calculated from the date of original purchase of Fund shares).

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Dreyfus, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE COMPANY’S BOARD OF DIRECTORS RECOMMEND I VOTE?

After considering, among other factors, the terms and conditions of the reorganization, the investment management policies of, as well as shareholder services offered by, the Fund and the Acquiring Fund, the net expense ratios of the Fund and the Acquiring Fund, and the relative performance of the Fund and the Acquiring Fund, the Company’s Board of Directors believes that reorganizing the Fund into the Acquiring Fund is in the best interests of the Fund and its shareholders. In reaching this conclusion, the Company’s Board of Directors determined that reorganizing the Fund into the Acquiring Fund, which also is managed by Dreyfus and has a substantially similar investment objective and substantially similar investment policies as the Fund, offers potential benefits to Fund shareholders. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a substantially larger fund that, for at least one year after the reorganization, will have a net expense ratio that is the same as or lower than that of the Fund. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management. Therefore, the Company’s Board of Directors recommends that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PREMIER BALANCED FUND

__________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

___________________________

To the Shareholders:

A Special Meeting of Shareholders of Dreyfus Premier Balanced Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc. (the “Company”), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, on Wednesday, October 15, 2008, at 10:30 a.m., for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”), in exchange for Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the Fund’s stated liabilities (the “Reorganization”). Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B, Class C, Class I and Class T shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Company; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

Shareholders of record at the close of business on August 5, 2008 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors

Michael A. Rosenberg
Secretary

New York, New York

August __, 2008

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS PREMIER BALANCED FUND

(A Series of The Dreyfus/Laurel Funds, Inc.)

To and in Exchange for Class A, B, C, I and T Shares of

DREYFUS PREMIER BALANCED OPPORTUNITY FUND

(A Series of Dreyfus Premier Manager Funds II)

PROSPECTUS/PROXY STATEMENT

AUGUST __, 2008

_______________________________________

Special Meeting of Shareholders

To Be Held on Wednesday, October 15, 2008

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of The Dreyfus/Laurel Funds, Inc. (the “Company”), on behalf of Dreyfus Premier Balanced Fund (the “Fund”), to be used at the Special Meeting of Shareholders (the “Meeting”) of the Fund to be held on Wednesday, October 15, 2008, at 10:30 a.m., at the offices of The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, 8th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on August 5, 2008 are entitled to receive notice of and to vote at the Meeting.

It is proposed that the Fund transfer all of its assets to Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”) in exchange for Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund’s shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class B, Class C, Class I or Class T shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder’s Class A, Class B, Class C, Class I or Class T Fund shares, respectively, as of the date of the Reorganization.

This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

A Statement of Additional Information (“SAI”) dated August __, 2008, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the “Commission”) and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund’s shares or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have substantially similar investment objectives and investment management policies. Each fund is a “balanced” fund that normally invests in a diversified mix of stocks and fixed-income securities. However, the investment practices and limitations of each fund (and the related risks) are not identical. The Acquiring Fund is a series of Dreyfus Premier Manager Funds II (the “Trust”). A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

The Acquiring Fund’s Prospectus dated April 1, 2008, Annual Report for its fiscal year ended November 30, 2007 (including its audited financial statements for the fiscal year) and Semi-Annual Report for the six-month period ended May 31, 2008 accompany this Prospectus/Proxy Statement. The Acquiring Fund’s Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund’s most recent Prospectus, its Annual Report for the fiscal year ended October 31, 2007 or Semi-Annual Report for the six-month period ended April 30, 2008, please call your financial adviser, or call 1-800-554-4611, visit www.dreyfus.com or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B, Class C, Class I and Class T shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

As of June 30, 2008, the following numbers of Fund shares were issued and outstanding:

Class A Shares Outstanding	Class B Shares Outstanding	Class C Shares Outstanding	Class I Shares Outstanding	Class T Shares Outstanding
[______]	[______]	[______]	[______]	[______]

Proxy materials will be mailed to shareholders of record on or about August 19, 2008.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization	A-1

Exhibit B: Description of the Trust’s Board Members	B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE TRANSFER OF ALL OF THE FUND’S ASSETS TO THE ACQUIRING FUND

SUMMARY

This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund’s Prospectus, the Fund’s Prospectus and the Agreement and Plan of Reorganization (the “Plan”) attached to this Prospectus/Proxy Statement as Exhibit A.

Proposed Transaction. The Company’s Board, all of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund’s shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets, and the Acquiring Fund will assume the Fund’s stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B, Class C, Class I and Class T Fund shareholder will receive a pro ratadistribution of the Acquiring Fund’s Class A, Class B, Class C, Class I and Class T shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Company.

As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge (“CDSC”) will be imposed at the time of the Reorganization. Any subsequent investment in the Acquiring Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C shares (or Class A or Class T shares subject to a CDSC) of the Acquiring Fund received in the Reorganization will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A or Class T shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of Fund shares.

The Company’s Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganization.”

Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund; however, the ability of the Acquiring Fund to utilize the Fund’s capital loss carryforward will be subject to limitations. See “Information about the Reorganization—Federal Income Tax Consequences.”

Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund’s Prospectus and the Acquiring Fund’s Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

Goal/Approach. The Fund and the Acquiring Fund have substantially similar investment objectives and investment management policies. The Fund seeks total return (consisting of capital appreciation and income). The Acquiring Fund seeks high total return through a combination of capital appreciation and current income. The Fund’s investment objective may be changed by the Company’s Board without shareholder approval. The Acquiring Fund’s investment objective is a fundamental policy which cannot be changed without the approval of a majority of the Acquiring Fund’s outstanding voting shares.

To pursue its goal, the Fund invests in a diversified mix of stocks and bonds (fixed-income securities) of both U.S. and foreign issuers. The Fund’s normal asset allocation is approximately 60% stocks and 40% fixed-income securities, but the Fund may invest up to 75%, and as little as 40%, of its assets in stocks and up to 60%, and as little as 25%, of its assets in fixed-income securities. In allocating assets between stocks and fixed-income securities, the Fund’s portfolio managers assess the relative return and risks of each asset class, analyzing several factors, including interest rate-adjusted price/earnings ratio, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

To pursue its goal, the Acquiring Fund, like the Fund, invests in a diversified mix of stocks and bonds (fixed-income securities). The Acquiring Fund selects securities that, in the portfolio managers’ judgment, will result in the highest total return consistent with preservation of principal. The Acquiring Fund varies the mix of stocks and bonds from time to time, but normally allocates between 25% and 50% of its assets to fixed-income securities. The Acquiring Fund has appointed an asset allocation manager who allocates Acquiring Fund assets between the Acquiring Fund’s equity portfolio managers and its fixed-income portfolio managers, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

In seeking to achieve a high relative risk-adjusted return on the Acquiring Fund’s equity investments, the portfolio managers for the equity portion of the Acquiring Fund’s portfolio create a broadly diversified equity portfolio that includes a blend of growth stocks and value stocks. Stock selection is made through extensive quantitative and fundamental research.

In choosing stocks for the Acquiring Fund, the Acquiring Fund’s equity portfolio managers seek companies that possess some or all of the following characteristics:

•	leading market positions
•	high barriers to market entry and other competitive or technological advantages
•	high returns on equity and assets
•	good growth prospects
•	value, or how a stock is priced relative to its perceived intrinsic worth
•	strong management
•	relatively low debt burdens

In choosing stocks, the Fund’s equity portfolio manager uses a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The Fund’s equity portfolio manager uses a consistent, bottom-up approach that emphasizes individual stock selection to build the equity portion of the Fund’s portfolio. The Fund’s equity portfolio manager performs qualitative and quantitative in-house research to determine whether companies meet the manager’s investment criteria.

The fixed-income portion of the Acquiring Fund’s portfolio may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (“CMOs”), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds and money market instruments. The Acquiring Fund invests primarily in securities that, when purchased, are rated investment grade (Baa/BBB or higher) or are the unrated equivalent as determined by Dreyfus, and in securities that are issued or guaranteed by the U.S. government (including its agencies and instrumentalities), including Treasury inflation-protected securities (“TIPS”). The Acquiring Fund may invest up to 5% of its assets in securities rated below investment grade (but not lower than B), at the time of purchase, or the unrated equivalent as determined by Dreyfus (commonly referred to as “high yield” or “junk” bonds). The Acquiring Fund may invest up to 10% of its assets in bonds issued by foreign issuers that are denominated in U.S. dollars or foreign currencies, but will limit its investment in bonds issued by foreign issuers that are denominated in foreign currencies to no more than 5% of its assets.

In choosing bonds, the Fund’s fixed-income portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The Fund invests primarily in U.S. government securities, corporate bonds, mortgage-backed securities and asset-backed securities for its fixed-income portfolio. Up to 20% of the Fund’s fixed-income portfolio may be invested in securities rated below investment grade (Ba/BB or lower), but not lower than B, or the unrated equivalent as determined by Dreyfus at the time of purchase.

The average effective portfolio maturity of the fixed-income securities held by the Fund normally will not exceed 10 years. The Acquiring Fund has no limit with respect to its portfolio maturity or duration. As of April 30, 2008, the average effective maturity of the Fund’s fixed-income portfolio and the Acquiring Fund’s fixed-income portfolio was 4.63 years and 7.25 years, respectively. The average effective duration of the Fund’s fixed-income portfolio and the Acquiring Fund’s fixed-income portfolio as of such date was 4.71 years and 4.72 years, respectively. Duration is a measure of how sensitive a fund’s portfolio may be to changes in interest rates — generally, the longer a fund’s duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential.

The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures, options, swap agreements and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each fund may enter into swap agreements, such as credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. To enhance current income, each fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Each fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of the fund’s portfolio securities.

Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund’s total assets.

Each fund is a “diversified” fund, which means that neither fund will, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

For more information on either the Fund’s or the Acquiring Fund’s management policies, see “Goal/Approach” in the relevant Prospectus and “Description of the Company and Funds” in the relevant Statement of Additional Information.

The Acquiring Fund is a series of the Trust, which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Fund is a series of the Company, which is a corporation organized under the laws of the State of Maryland. See “Certain Organizational Differences Between the Trust and the Company” below.

Main Risks. Because each fund is a “balanced” fund and has a substantially similar investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the Fund and the Acquiring Fund are substantially similar, although they may be described differently in the relevant Prospectus. The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Acquiring Fund, as is the case with the Fund, will be affected by its asset allocation. If a fund favors an asset class during a period when that class underperforms, the fund’s performance may be hurt. Principal risks are discussed below. The value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•

Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•

Issuer risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

•

Market sector risk. Each fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause such fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•

Foreign investment risk. To the extent the Fund or the Acquiring Fund invests in foreign securities, the respective fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

•

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

Derivatives risk. The Fund and the Acquiring Fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives, and may invest in mortgage-backed securities and asset-backed securities. A small investment in derivatives could have a potentially large impact on a fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to the general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.

•

Short sale risk. The Fund and the Acquiring Fund may make short sales, which involves selling a security the fund does not own in anticipation that the security’s price will decline. Short sales expose a fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

•

Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify a fund’s gains or losses.

Each fund’s investments in stocks and other equity securities also are subject to the following principal risks:

•

Growth and value stock risk. By investing in a mix of growth and value companies, the Acquiring Fund assume the risks of both. The Fund typically invests in growth companies. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

•

Smaller company risk. The Acquiring Fund and, to a lesser extent, the Fund may invest (typically, in the case of the Acquiring Fund, less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Each fund also may invest in midsize company stocks. Small and midsize companies carry additional risks because their earning and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of a fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

•

IPO risk. The Fund and the Acquiring Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on a fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on the fund’s performance.

Each fund’s investments in bonds and other fixed-income securities also are subject to the following principal risks:

•

Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the bond portion of a fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

•

Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although each fund’s bond investments will be primarily in investment grade bonds, the Acquiring Fund may invest up to 5% of its total assets and the Fund may invest up to 20% of the assets in its fixed-income portfolio in high yield (“junk”) bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•

Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund’s “callable” issues are subject to increased price fluctuation.

•

Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically even during periods of declining interest rates. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

•

Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall. When interest rates rise, the effective duration of a fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the respective fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

The Fund and the Acquiring Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective fund’s after-tax performance.

Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

An investment in a fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See “Main Risks” in the relevant Prospectus and “Description of the Company and Funds” in the relevant Statement of Additional Information for a more complete description of investment risks.

Sales Charges. The schedules of sales charges imposed at the time of purchase of Class A or Class T shares of the Fund and the Acquiring Fund are identical. The maximum sales charge imposed on the purchase of Class A shares of the Fund and the Acquiring Fund is 5.75%. The maximum sales charge imposed on the purchase of Class T shares of the Fund and the Acquiring Fund is 4.50%. Class A and Class T shares of the Fund and the Acquiring Fund purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are subject to the same 1.00% CDSC. The CDSCs imposed at the time of redemption on Class B and Class C shares for the Fund and the Acquiring Fund are identical. See in the relevant Prospectus “Shareholder Guide” for a discussion of sales charges and the CDSC. No sales charge or CDSC will be imposed at the time of the Reorganization. Shares of the Fund and the Acquiring Fund currently are not subject to any exchange or redemption fees.

Fees and Expenses. The fees and expenses set forth below for the Fund are as of its fiscal year ended October 31, 2007, and for the Acquiring Fund are as of its fiscal year ended November 30, 2007. The “Pro Forma After Reorganization” operating expenses information is based on the fees and expenses of each fund as of the fiscal year end noted above, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

The Fund and the Acquiring Fund each pay Dreyfus a management fee. The management fee structures of the Fund and the Acquiring Fund differ. Unlike the arrangements between most investment advisers and the funds they manage, the Fund has agreed to pay Dreyfus a “unitary” management fee at the annual rate of 1.00% of the value of the Fund’s average daily net assets. Under the unitary fee structure, Dreyfus pays all of the Fund’s expenses, except for the Fund’s management fee, Rule 12b-1 plan fees, taxes, brokerage commissions, interest expenses, fees and expenses of the Company’s non-interested Directors (including counsel fees) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the Company’s non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Fund’s allocable share of such fees and expenses. The Acquiring Fund has agreed to pay Dreyfus a separate management fee at the annual rate of 0.80% of the value of the Acquiring Fund’s average daily net assets. Unlike the Fund, the Acquiring Fund pays for other fund expenses directly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Acquiring Fund’s Class A, B, C, I and T shares for at least one year after the Reorganization, so that the net operating expenses of the Acquiring Fund’s Class A, B, C, I and T shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the net operating expenses of the corresponding class of shares of the Fund set forth below.

Annual Fund Operating Expenses

(expenses paid from fund assets)

(percentage of average daily net assets):

	Fund Class A		Acquiring Fund Class A		Pro Forma After Reorganization Acquiring Fund Class A

Management fees	1.00%		0.80%		0.80%
Rule 12b-1 fee	0.25%		none		none
Shareholder services fee	none		0.25%		0.25%
Other expenses	0.01%	[1]	0.18%		0.15%
Total	1.26%		1.23%		1.20%
Fee waiver and/or expense reimbursement	(0.15)%	[2]	(0.10)%	[3]	(0.10)%	[4]
Net operating expenses	1.11%		1.13%		1.10%

	Fund Class B		Acquiring Fund Class B		Pro Forma After Reorganization Acquiring Fund Class B

Management fees	1.00%		0.80%		0.80%
Rule 12b-1 fee	1.00%		0.75%		0.75%
Shareholder services fee	none		0.25%		0.25%
Other expenses	0.01%	[1]	0.22%		0.19%
Total	2.01%		2.02%		1.99%
Fee waiver and/or expense reimbursement	(0.15)%	[2]	(0.10)%	[3]	(0.13)%	[4]
Net operating expenses	1.86%		1.92%		1.86%

	Fund Class C		Acquiring Fund Class C		Pro Forma After Reorganization Acquiring Fund Class C

Management fees	1.00%		0.80%		0.80%
Rule 12b-1 fee	1.00%		0.75%		0.75%
Shareholder services fee	none		0.25%		0.25%
Other expenses	0.01%	[1]	0.17%		0.15%
Total	2.01%		1.97%		1.95%
Fee waiver and/or expense reimbursement	(0.15)%	[2]	(0.10)%	[3]	(0.10)%	[4]
Net operating expenses	1.86%		1.87%		1.85%

	Fund Class I		Acquiring Fund Class I		Pro Forma After Reorganization Acquiring Fund Class I

Management fees	1.00%		0.80%		0.80%
Rule 12b-1 fee	none		none		none
Shareholder services fee	none		none		none
Other expenses	0.01%	[1]	0.32%		0.17%
Total	1.01%		1.12%		0.97%
Fee waiver and/or expense reimbursement	(0.16)%	[2]	(0.10)%	[3]	(0.12)%	[4]
Net operating expenses	0.85%		1.02%		0.85%

	Fund Class T		Acquiring Fund Class T		Pro Forma After Reorganization Acquiring Fund Class T

Management fees	1.00%		0.80%		0.80%
Rule 12b-1 fee	0.50%		0.25%		0.25%
Shareholder services fee	none		0.25%		0.25%
Other expenses	0.01%	[1]	0.22%		0.19%
Total	1.51%		1.52%		1.49%
Fee waiver and/or expense reimbursement	(0.15)%	[2]	(0.10)%	[3]	(0.13)%	[4]
Net operating expenses	1.36%		1.42%		1.36%
______________________
1	Reflects interest payments.
2	Dreyfus has contractually agreed to waive receipt of a portion of the Fund’s management fee, in the amount of 0.15% of the value of the Fund’s average daily net assets, until April 4, 2009.
3

Dreyfus has contractually agreed to waive receipt of a portion of the Acquiring Fund’s management fee, in the amount of 0.10% of the value of the Acquiring Fund’s average daily net assets, until November 30, 2008.

4

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Acquiring Fund for at least one year after the Reorganization, so that the net operating expenses of the Acquiring Fund’s Class A, B, C, I and T shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the net operating expenses of the corresponding class of shares of the Fund set forth above.

Expense example

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. This example is based on net operating expenses, which reflect, for the applicable years, the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

	Fund					Acquiring Fund
	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares	Class T Shares	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares	Class T Shares
1 Year	$682	$589/ $189	$289/ $189	$87	$582	$684	$595/ $195	$290/ $190	$104	$588
3 Years	$938	$916/ $616	$616/ $616	$306	$892	$934	$924/ $624	$609/ $609	$346	$899
5 Years	$1,213	$1,269/ $1,069	$1,069/ $1,069	$542	$1,223	$1,203	$1,279/ $1,079	$1,053/ $1,053	$607	$1,233
10 Years	$1,998	$1,955**/ $1,955**	$2,326/ $2,326	$1,222	$2,158	$1,970	$1,950**/ $1,950**	$2,288/ $2,288	$1,354	$2,173

	Acquiring Fund Pro Forma After Reorganization
	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares	Class T Shares
1 Year	$681	$589/ $189	$288/ $188	$87	$582
3 Years	$925	$912/ $612	$603/ $603	$297	$888
5 Years	$1,188	$1,261/ $1,061	$1,043/ $1,043	$525	$1,215
10 Years	$1,938	$1,915**/$1,915**	$2,267/ $2,267	$1,179	$2,139

_________________________

*	With redemption/without redemption.
**	Assumes conversion of Class B shares to Class A shares at end of sixth year following the date of purchase.

Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund’s Class A shares from year to year and the bar chart for the Fund shows the changes in the performance of the Fund’s Class A shares from year to year. Sales loads are not reflected in the bar charts; if they were, the returns shown for Class A shares of the Acquiring Fund and the Fund would have been lower. The table for the Acquiring Fund compares the average annual total returns of the Acquiring Fund’s Class A, B, C, I and T shares to those of the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500® Index”), a widely recognized unmanaged index designed to measure U.S. stock market performance, the Lehman Brothers Intermediate Government/Credit Bond Index (“Lehman Intermediate Bond Index”), an unmanaged index designed to measure the performance of all investment grade bonds with maturities of more than one year and less than ten years, and the Lehman Brothers U.S. Aggregate Bond Index (“Lehman Aggregate Bond Index”), an unmanaged index designed to measure the performance of investment grade fixed-income securities with maturities of more than one year. The table for the Fund compares the average annual total returns of each of the Fund’s share classes also to those of the S&P 500 Index, the Lehman Intermediate Bond Index and the Lehman Aggregate Bond Index. The returns in the tables reflect applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes due to differences in charges and expenses.

The Acquiring Fund commenced investment operations after all of the assets of another investment company (the “predecessor fund”), the investment adviser for which was not affiliated with Dreyfus, were transferred to the Acquiring Fund in exchange for Class J shares of the Acquiring Fund in a tax-free reorganization on January 30, 2004. The Acquiring Fund’s performance figures in the bar chart and table below represent the performance of the predecessor fund’s shares for periods prior to January 31, 2004 and the performance of the respective class of Acquiring Fund shares thereafter. Performance figures for periods prior to January 31, 2004 have not been adjusted to reflect the Acquiring Fund’s operating expenses; if these expenses had been reflected, such performance may have been lower. The investment adviser for the predecessor fund was responsible for the day-to-day management of the Acquiring Fund’s investments until March 31, 2007, at which time Dreyfus assumed such responsibility. The last table below compares the average annual total returns of the Acquiring Fund’s Class A, B, C, I and T shares for the period from March 31, 2007 (when Dreyfus assumed the day-to-day management of the Acquiring Fund’s investments) through April 30, 2008 to those of the corresponding Class of shares of the Fund and to those of the S&P 500 Index, the Lehman Intermediate Bond Index and the Lehman Aggregate Bond Index for such period.

After-tax performance is shown only for the Fund’s Class A shares and the Acquiring Fund’s Class A shares (based for the Acquiring Fund on the performance of the predecessor fund’s shares for periods prior to January 31, 2004, adjusted to reflect the sales load applicable to the Acquiring Fund’s Class A shares). After-tax performance of each fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class A Shares*

Year-by-year total returns as of 12/31 each year (%)

+16.84	+8.87	+10.21	+11.07	-9.39	+21.96	+6.74	-1.51	+9.33	+4.90
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:	Q4 ‘98	+19.41%

Worst Quarter:	Q3 ‘02	-12.39%

The year-to-date total return of the Acquiring Fund’s Class A shares as of 6/30/08 was [___]%.

* Represents the performance of the predecessor fund’s shares for periods prior to January 31, 2004.

Acquiring Fund

Average annual total returns as of 12/31/07*

Share class	1 Year	5 Years	10 Years

Class A returns before taxes	-1.16%	-6.75%	6.94%

Class A returns after taxes on distributions	-3.91%	5.91%	5.53%

Class A returns after taxes on distributions and sale of fund shares	2.25%	5.73%	5.50%

Class B returns before taxes	0.60%	7.06%	7.57%**

Class C returns before taxes	3.24%	7.41%	7.27%

Class I returns before taxes	5.04%	8.14%	7.63%

Class T returns before taxes	-0.10%	6.80%	6.97%

S&P 500®Index reflects no deduction for fees, expenses or taxes	5.49%	12.82%	5.91%

Lehman Intermediate Bond Index reflects no deduction for fees, expenses or taxes	7.37%	4.06%	5.76%

Lehman Aggregate Bond Index*** reflects no deduction for fees, expenses or taxes	6.97%	4.42%	5.97%

_______________________________

* Represents the performance of the predecessor fund’s shares for periods prior to January 31, 2004, as adjusted to reflect the Acquiring Fund’s applicable sales loads, and the performance of the respective class of Acquiring Fund shares thereafter.

** Assumes conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

*** The Lehman Aggregate Bond Index has been included as the Acquiring Fund’s fixed income benchmark because it more accurately reflects the types of fixed income securities in which the Acquiring Fund may invest.

Fund—Class A Shares

Year-by-year total returns as of 12/31 each year (%)

+22.25	+7.20	-3.14	-9.67	-17.60	+17.85	+5.35	+2.53	+10.57	+7.48
‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07

Best Quarter:	Q4 ‘98	+14.46%

Worst Quarter:	Q3 ‘02	-12.29%

The year-to-date total return of the Fund’s Class A shares as of 6/30/08 was [___]%.

Fund

Average annual total returns as of 12/31/07

Share class/ inception date	1 Year	5 Years	10 Years

Class A (4/14/94) returns before taxes	1.28%	7.35%	3.02%

Class A returns after taxes on distributions	0.82%	6.94%	2.22%

Class A returns after taxes on distributions and sale of fund shares	1.03%	6.21%	2.17%

Class B (12/19/94) returns before taxes	2.60%	7.52%	3.17%*

Class C (12/19/94) returns before taxes	5.66%	7.81%	2.87%

Class I (9/15/93) returns before taxes	7.76%	8.90%	3.91%

Class T (8/16/99) returns before taxes	2.28%	7.35%	2.98%**

S&P 500 Index reflects no deduction for fees, expenses or taxes	5.49%	12.82%	5.91%

Lehman Intermediate Bond Index reflects no deduction for fees, expenses or taxes	7.37%	4.06%	5.76%

Lehman Aggregate Bond Index reflects no deduction for fees, expenses or taxes	6.97%	4.42%	5.97%

_______________________________

* Assumes conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

** For the Fund’s Class T shares, periods prior to 8/16/99 reflect the performance of the Fund’s Class I shares, adjusted to reflect applicable sales loads. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for such periods may have been lower.

Average annual total returns as of 4/30/08

Share class	Acquiring Fund 1 Year	Acquiring Fund Since 3/31/07*	Fund 1 Year	Fund Since 3/31/07*
Class A returns before taxes	-6.32%	-3.23%	-6.57%	-3.70%

Class A returns after taxes on distributions	-8.91%	-5.72%	-7.00%	-4.11%

Class A returns after taxes on distributions and sale of fund shares	-1.15%	-2.89%	-4.07%	-3.29%

Class B returns before taxes	-4.71%	-1.74%	-5.50%	-2.77%

Class C returns before taxes	-2.19%	1.50%	-2.57%	0.86%

Class I returns before taxes	-0.48%	2.42%	-0.54%	1.93%

Class T returns before taxes	-5.37%	-2.29%	-5.57%	-2.83%

S&P 500 Index reflects no deduction for fees, expenses or taxes	-4.68%	-0.42%	-4.68%	-0.42%

Lehman Intermediate Bond Index reflects no deduction for fees, expenses or taxes	9.26%	8.96%	9.26%	8.96%

Lehman Aggregate Bond Index reflects no deduction for fees, expenses or taxes	6.87%	6.85%	6.87%	6.85%

_______________________________

* The date Dreyfus assumed the day-to-day management of the Acquiring Fund’s investments.

Investment Adviser. The investment adviser for each fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $316 billion in approximately 180 mutual fund portfolios. A discussion regarding the basis for the Trust’s Board approving the Acquiring Fund’s management agreement with Dreyfus is available in the Acquiring Fund’s semi-annual report for the six-month period ended May 31, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (“BNY Mellon”), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

Primary Portfolio Managers. The Fund and the Acquiring Fund have the same fixed-income portfolio managers, but different asset allocation and equity portfolio managers. The Acquiring Fund’s portfolio managers will continue to manage the Acquiring Fund after the proposed Reorganization. Keith Stransky has been the Acquiring Fund’s asset allocation manager since March 2007. Mr. Stransky is the Chief Investment Officer (Traditional) and a Senior Portfolio Manager for EACM Advisors LLC, an affiliate of Dreyfus, where he has been employed since 1983. Brian Ferguson and Sean Fitzgibbon have been the primary portfolio managers for the equity portion of the Acquiring Fund’s portfolio since March 2007. Mr. Ferguson is a Senior Vice President and the Director of the U.S. Large Cap Value Equity Team of The Boston Company Asset Management, LLC (“TBCAM”), an affiliate of Dreyfus, where he has been employed since June 1997. Mr. Ferguson became a dual employee of Dreyfus and TBCAM in April 2001. Mr. Fitzgibbon is a Senior Vice President, portfolio manager and a member of the U.S. Large Cap Core Equity Team of TBCAM where he has been employed since 1991. Mr. Fitzgibbon became a dual employee of Dreyfus and TBCAM in October 2004. David Bowser and Peter Vaream have been the primary portfolio managers for the fixed-income portion of the Acquiring Fund’s portfolio since July 2008. Mr. Bowser has been employed by Dreyfus since July 2006. He also is a Chartered Financial Analyst and a portfolio manager for dedicated corporate mandates at Standish Mellon Asset Management Company LLC (“Standish”), an affiliate of Dreyfus. Mr. Bowser joined Standish in 2000. Mr. Vaream has been employed by Dreyfus since April 2008. He also is a senior portfolio manager for active core fixed income strategies at Standish. Mr. Vaream joined Standish in 2007. Prior to that time, he was a senior member of the fixed income strategy group at MFS Investment Management since 1993.

John B. Jares is responsible for the Fund’s asset allocation and is the primary portfolio manager for the equity portion of the Fund’s portfolio. Mr. Jares has held these positions since July 2006 and has been employed by Dreyfus since May 2006 and by TBCAM since July 2006. David Bowser and Peter Vaream have been the primary portfolio managers for the fixed-income portion of the Fund’s portfolio since April 2008.

Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Company and the Trust, the Company and the Trust have different Board members. None of the Board members of the Company or the Trust is an “interested person” (as defined in the 1940 Act) of the Fund or the Acquiring Fund (“Independent Board Members”). For a description of the Trust’s Board members, see Exhibit B.

Independent Registered Public Accounting Firms. KPMG LLP is the independent registered public accounting firm for the Fund. Ernst & Young LLP is the independent registered public accounting firm for the Acquiring Fund.

Capitalization. The Fund has classified its shares into five classes – Class A, Class B, Class C, Class I and Class T – and the Acquiring Fund has classified its shares into seven classes – Class A, Class B, Class C, Class I, Class J, Class T and Class Z. There will be no exchange of Class J or Class Z shares of the Acquiring Fund. The following table sets forth as of May 31, 2008 (1) the capitalization of each class of the Fund’s shares, (2) the capitalization of each class of the Acquiring Fund’s shares and (3) the pro forma capitalization of each class of the Acquiring Fund’s shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund Class A	Acquiring Fund Class A	Adjustments	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$64,097,411	$121,642,154		$185,739,565
Net asset value per share	$14.19	$17.40		$17.40
Shares outstanding	4,517,244	6,990,435	(833,354)	10,674,325

	Fund Class B	Acquiring Fund Class B	Adjustments	Pro Forma After Reorganization Acquiring Fund Class B
Total net assets	$5,378,265	$128,447,534		$133,825,799
Net asset value per share	$14.17	$17.25		$17.25
Shares outstanding	379,653	7,444,833	(67,787)	7,756,699

	Fund Class C	Acquiring Fund Class C	Adjustments	Pro Forma After Reorganization Acquiring Fund Class C
Total net assets	$7,624,578	$69,678,563		$77,303,141
Net asset value per share	$14.21	$17.34		$17.34
Shares outstanding	536,444	4,018,662	(96,832)	4,458,274

	Fund Class I	Acquiring Fund Class I	Adjustments	Pro Forma After Reorganization Acquiring Fund Class I
Total net assets	$10,717,399	$639,035		$11,356,434
Net asset value per share	$14.17	$17.39		$17.40
Shares outstanding	756,092	36,757	(140,001)	652,848

	Fund Class T	Acquiring Fund Class T	Adjustments	Pro Forma After Reorganization Acquiring Fund Class T
Total net assets	$237,481	$1,376,498		$1,613,979
Net asset value per share	$14.20	$17.40		$17.40
Shares outstanding	16,724	79,097	(3,076)	92,745

The Fund’s total net assets (attributable to Class A, Class B, Class C, Class I and Class T), as of May 31, 2008, were $88,055,134. The Acquiring Fund’s total net assets (attributable to Class A, Class B, Class C, Class I, Class J, Class T and Class Z), as of May 31, 2008, were $433,360,067. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.

Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are the same. See “Shareholder Guide – Buying shares,” “Services for Fund Investors,” “Instructions for Regular Accounts” and “Instructions for IRAs” in the relevant Prospectus and “How to Buy Shares” and “Shareholder Services” in the relevant Statement of Additional Information for a discussion of purchase procedures.

Distribution and Service Plans. Class A, Class B, Class C and Class T shares of the Fund are subject to a plan adopted pursuant to Rule 12b-1 under the 1940 Act (a “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund pays MBSC Securities Corporation (“MBSC”), the Fund’s distributor, a fee at an annual rate of 0.25% of the value of the average daily net assets of Class A shares, 1.00% of the value of the average daily net assets of Class B shares and Class C shares, respectively, and 0.50% of the value of the average daily net assets of Class T shares to finance the sale and distribution of such shares and for shareholder servicing. Under the Acquiring Fund’s Rule 12b-1 Plan, the Acquiring Fund pays MBSC, the Acquiring Fund’s distributor, a fee at an annual rate of 0.75% of the value of the average daily net assets of Class B shares and Class C shares, respectively, and 0.25% of the value of the average daily net assets of Class T shares to finance the sale and distribution of such shares. Because Rule 12b-1 Plan fees are paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time they will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. There is no Rule 12b-1 Plan fee for Class A shares of the Acquiring Fund or Class I shares of each fund. See “Distribution and Service Plans” in the Fund’s Statement of Additional Information and “Distribution Plan and Shareholder Services Plan—Distribution Plan” in the Acquiring Fund’s Statement of Additional Information for a discussion of the respective Rule 12b-1 Plan.

Shareholder Services Plan. Class A, Class B, Class C and Class T shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Acquiring Fund pays MBSC a fee at an annual rate of 0.25% of the value of the average daily net assets of Class A, Class B, Class C and Class T shares for providing shareholder services (there is no Shareholder Services Plan fee for Class I shares). The Fund has no shareholder services plan, but has adopted plans pursuant to Rule 12b-1 under the 1940 Act, as described above, which provide for payments for shareholder servicing. See “Distribution Plan and Shareholder Services Plan—Shareholder Services Plan” in the Acquiring Fund’s Statement of Additional Information for a discussion of the Shareholder Services Plan.

Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are the same. See “Shareholder Guide—Selling shares,” “Instructions for Regular Accounts” and “Instructions for IRAs” in the relevant Prospectus and “How to Redeem Shares” in the relevant Statement of Additional Information for a discussion of redemption procedures.

Distributions. The Acquiring Fund normally pays dividends and capital gains distributions annually. The Fund normally pays dividends quarterly and distributes any net capital gains it has realized once a year. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See “Distributions and Taxes” in the relevant Prospectus for a discussion of such policies.

Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are the same. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See “Services for Fund Investors” in the relevant Prospectus and “Shareholder Services” in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

Certain Organizational Differences Between the Trust and the Company. The Acquiring Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust’s Agreement and Declaration of Trust (the “Trust Agreement”), the Trust’s By-Laws and applicable Massachusetts law. The Fund is a series of the Company, which is a Maryland corporation, and the rights of its shareholders are governed by the Company’s Articles of Incorporation (the “Charter”), the Company’s By-Laws and the Maryland General Corporation Law (the “Maryland Code”). Certain relevant differences between the two forms of organization are summarized below.

Shareholder Meetings and Voting Rights. Generally, neither the Acquiring Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Acquiring Fund, or a majority, in the case of the Fund, of the respective fund’s outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by the shareholders.

Shares of the Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares of the Fund and Acquiring Fund then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the Acquiring Fund’s shares entitled to vote shall constitute a quorum for the transaction of business at an Acquiring Fund shareholders’ meeting. The Company’s Charter provides that 33-1/3% of the Fund’s shares entitled to vote shall constitute a quorum for the transaction of business at a Fund stockholders’ meeting. Matters requiring a larger vote by law or under the organizational documents for the Trust or the Company are not affected by such quorum requirements.

Shareholder Liability. Under the Maryland Code, Fund stockholders have no personal liability as such for the Fund’s acts or obligations.

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Acquiring Fund, or the Trust’s Trustees. The Trust Agreement provides for indemnification out of the Acquiring Fund’s property of all losses and expenses of any shareholder held personally liable for the obligations of the Acquiring Fund solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or some other reason. Thus, the Acquiring Fund considers the risk of an Acquiring Fund shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Acquiring Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Trust, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Acquiring Fund and satisfy any judgment thereon.

Liability and Indemnification of Board Members. Under the Maryland Code, the Company’s Charter and By-Laws, and subject to the 1940 Act, a Director or officer of the Company is not liable to the Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Fund except where the individual is adjudged liable to the Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Company is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Company’s Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

Under Massachusetts law, the Trust’s Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Trust is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * *

The foregoing is only a summary of certain differences between the Fund, the Company’s Charter, the Company’s By-Laws and the Maryland Code, and the Acquiring Fund, the Trust’s Trust Agreement, the Trust’s By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company’s Charter and By-Laws or the Trust’s Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATION

After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and investment management policies and that would otherwise benefit fund shareholders, management recommended to the Company’s Board and to the Trust’s Board that the Fund be consolidated with the Acquiring Fund. The Company’s Board and the Trust’s Board have concluded, with respect to the Fund and the Acquiring Fund, respectively, that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Company’s Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that, for at least one year after the Reorganization, will have a net expense ratio that is the same as or lower than that of the Fund, without diluting such shareholders’ interests. As of May 31, 2008, the Fund had net assets of approximately $88 million and the Acquiring Fund had net assets of approximately $433 million. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management and Dreyfus should be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

The Trust’s Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund’s and the Acquiring Fund’s investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus and not the Fund or the Acquiring Fund.

For the reasons described above, the Company’s Board and the Trust’s Board, each of which is comprised entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund’s shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities on January 8, 2009 or such other date as may be agreed upon by the parties (the “Closing Date”). The number of Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are the same as those of the Fund and are described under the caption “Shareholder Guide—Buying shares” in the Acquiring Fund’s Prospectus and under the caption “Determination of Net Asset Value” in the Acquiring Fund’s Statement of Additional Information.

On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund’s previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward). Any such distribution will be taxable to Fund shareholders.

As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A, Class B, Class C, Class I and Class T shareholders of record, as of the close of business on the Closing Date, Acquiring Fund Class A, Class B, Class C, Class I and Class T shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Company. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and the Acquiring Fund shares distributed to the Fund’s shareholders of record will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Company, on behalf of the Fund, and the Trust, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Company, on behalf of the Fund, and the Trust, on behalf of the Acquiring Fund.

The total expenses of the Reorganization are expected to be approximately $92,000, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Company’s Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $27,000, which amount is included in the estimated total expenses of the Reorganization listed above. The funds, however, will bear their respective portfolio transaction costs whether or not associated with the Reorganization.

By approving the Reorganization, Fund shareholders are also, in effect, agreeing to the Acquiring Fund’s investment objective and policies, investment advisory and distribution arrangements, Board composition, and independent registered public accounting firm. If the Reorganization is not approved by Fund shareholders, the Company’s Board will consider other appropriate courses of action with respect to the Fund.

Temporary Suspension of Certain of the Fund’s Investment Restrictions. Since certain of the Fund’s existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund’s investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class A, Class B, Class C, Class I and Class T shares, the Acquiring Fund’s assumption of the Fund’s stated liabilities, and the Fund’s distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C, Class I and Class T shares and the assumption by the Acquiring Fund of the Fund’s stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A, Class B, Class C, Class I and Class T shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A, Class B, Class C, Class I and Class T shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C, Class I and Class T shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A, Class B, Class C, Class I and Class T shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Class A, Class B, Class C, Class I and Class T shares for Acquiring Fund Class A, Class B, Class C, Class I and Class T shares, respectively, pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A, Class B, Class C, Class I and Class T shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A, Class B, Class C, Class I and Class T shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

The Fund and the Acquiring Fund have not sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capital Loss Carryforward. As of the Fund’s fiscal year ended October 31, 2007, the Fund has an unused capital loss carryforward of approximately $177.5 million. There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of the capital loss carryforward, if the Reorganization is consummated it is expected that all or substantially all of the Fund’s capital loss carryforward may expire unused. However, given the Fund’s current asset size and the composition of its portfolio, it is unlikely that the Fund would be able to utilize a substantial portion of its unused capital loss carryforward before they expire if the Fund were not to consummate the Reorganization.

Required Vote and Board’s Recommendation

The Company’s Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund’s shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE COMPANY’S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD
MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR”
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund’s Prospectus, forming a part of the Trust’s Registration Statement on Form N-1A (File No. 333-104120). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund’s Prospectus forming a part of the Company’s Registration Statement on Form N-1A (File No. 33-16338).

The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker “non-vote” (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, “abstentions”), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a “no” vote for the purpose of obtaining requisite approval for the proposal.

With respect to Dreyfus individual retirement accounts (“IRAs”), the Individual Retirement Custodial Account Agreement governing the IRAs requires The Bank of New York Mellon (“BNYM”), as the custodian of the IRAs, to vote Fund shares held in such IRAs in accordance with the IRA shareholder’s instructions. However, if no voting instructions are received, BNYM may vote Fund shares held in the IRA in the same proportions as the Fund shares for which voting instructions are received from other Dreyfus IRA shareholders. Therefore, if an IRA shareholder does not provide voting instructions prior to the Meeting, BNYM will vote the IRA shares “FOR”, “AGAINST” or “ABSTAIN” in the same proportions as it votes the shares for which properly conveyed instructions are timely received from other Dreyfus IRA shareholders.

In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Fund. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote “FOR” the proposal in favor of such adjournment, and will vote those proxies required to be voted “AGAINST” the proposal against any adjournment. A quorum is constituted for the Fund by the presence in person or by proxy of the holders of 33-1/3% of the Fund’s outstanding shares entitled to vote at the Meeting.

The votes of the Acquiring Fund’s shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

As of June 30, 2008, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the indicated class of the Fund’s outstanding voting shares:

Name and Address	Percentage of Outstanding Shares

	Before Reorganization	After Reorganization

Class A Shares

	%	%

Class B Shares

	%	%

Class C Shares

	%	%

Class I Shares

	%	%

Class T Shares

	%	%

As of June 30, 2008, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of the Acquiring Fund’s outstanding voting shares:

Name and Address	Percentage of Outstanding Shares

	Before Reorganization	After Reorganization

Class A Shares

	%	%

Class B Shares

	%	%

Class C Shares

	%	%

Class I Shares

	%	%

Class T Shares

	%	%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of June 30, 2008, Board members and officers of the Trust and the Company, as a group, owned less than 1% of the Acquiring Fund’s or the Fund’s outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the Fund for its fiscal year ended October 31, 2007 and the audited financial statements of the Acquiring Fund for its fiscal year ended November 30, 2007 have been incorporated herein by reference in reliance upon the reports of KPMG LLP, the Fund’s independent registered public accounting firm, and Ernst & Young LLP, the Acquiring Fund’s independent registered public accounting firm, respectively, given on their authority as experts in accounting and auditing.

OTHER MATTERS

The Company’s Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES

AND THEIR NOMINEES

Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of July 24, 2008

(the “Agreement”), between THE DREYFUS/LAUREL FUNDS, INC. (the “Company”), a Maryland corporation, on behalf of DREYFUS PREMIER BALANCED FUND (the “Fund”), and DREYFUS PREMIER MANAGER FUNDS II (the “Trust”), a Massachusetts business trust, on behalf of DREYFUS PREMIER BALANCED OPPORTUNITY FUND (the “Acquiring Fund”).

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund’s Class A, Class B, Class C, Class I and Class T shares (“Acquiring Fund Shares”) of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of the liabilities of the Fund as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Fund is a series of the Company, a registered, open-end management investment company, and the Acquiring Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of beneficial interest and common stock, respectively;

WHEREAS, the Company’s Board has determined that the Reorganization is in the best interests of the Fund and the Fund’s shareholders and that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Trust’s Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund’s shareholders and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization:

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	THE REORGANIZATION.

1.1       Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund’s account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

1.2       The assets of the Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other property belonging to the Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Fund approved by The Dreyfus Corporation (“Dreyfus”), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Fund’s prior audited period (the “Assets”).

1.3       The Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund approved by Dreyfus, as of the Valuation Date, in accordance with GAAP consistently applied from the Fund’s prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

1.4       Delivery of the Fund’s Assets shall be made on the Closing Date and shall be delivered to The Bank of New York Mellon, One Wall Street, New York, New York 10286, the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

1.5       The Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.6       As soon after the Closing Date as is conveniently practicable, the Fund will distribute pro rata to holders of record of the Fund’s Class A, Class B, Class C, Class I and Class T shares, determined as of the close of business on the Closing Date (“Fund Shareholders”), the corresponding class of Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the State of Maryland and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void. Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares; the Acquiring Fund will not issue share certificates in the Reorganization.

1.7       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.8       Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.9       Any reporting responsibility of the Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund’s existence is terminated.

1.10     As soon as practicable after the Closing Date, the Company shall provide the Acquiring Fund with copies of all books and records that pertain to the Fund that the Acquiring Fund is required to maintain under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules of the Commission thereunder.

2.	VALUATION.

2.1       The value of the Fund’s Assets to be acquired, and the amount of the Fund’s liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust’s Trust Agreement”), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund, or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.2       The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Trust’s Trust Agreement and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

2.3       The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund’s net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class, as the case may be, determined in accordance with paragraph 2.2.

2.4       All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

3.	CLOSING AND CLOSING DATE.

3.1       The Closing Date shall be January 8, 2009, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 8th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

3.2       The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund’s Assets have been delivered in proper form to the Acquiring Fund on the Closing Date. The Fund’s portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Fund shall be delivered to the Custodian for the account of the Acquiring Fund by wire transfer of federal funds on the Closing Date.

3.3       If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.4       The Fund’s transfer agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund’s transfer agent shall issue and deliver to the Company’s Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Company that such Acquiring Fund Shares have been credited to the Fund’s account on the books of the Acquiring Fund.

3.5       At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

3.6       If the Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Fund by the Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Custodian, including broker confirmation slips.

4.	REPRESENTATIONS AND WARRANTIES.

4.1       The Company, on behalf of the Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a) The Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

(b) The Company is registered under the 1940 Act as an open-end management investment company, and the Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect. The Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company’s Articles of Incorporation, as amended (the “Company’s Charter”), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound, nor will the execution, delivery and performance of this Agreement by the Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound.

(e) The Fund has no material contracts or other commitments that will be terminated with liability to the Fund on or prior to the Closing Date.

(f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and by state securities laws.

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Company’s knowledge threatened against the Fund or any of the Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Fund’s financial condition or the conduct of the Fund’s business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund’s business or the Fund’s ability to consummate the transactions contemplated herein.

(h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Portfolio Investments (indicating their market values) of the Fund for each of the Fund’s five fiscal years ended October 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

(i) Since October 31, 2007, there has not been any material adverse change in the Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.3 and 4.1(h) hereof.

(j) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Company no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.

(k) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(l) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund’s shares, nor is there outstanding any security convertible into any of the Fund’s shares.

(m) On the Closing Date, the Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(o) The information to be furnished by the Company, on behalf of the Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p) The Registration Statement on Form N-14 and the Prospectus/Proxy Statement contained therein as amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Company and the Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Company and the Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2       The Trust, on behalf of the Acquiring Fund, represents and warrants to the Company, on behalf of the Fund, as follows:

(a) The Acquiring Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to carry out its obligations under this Agreement.

(b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund’s shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust’s Trust Agreement or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

(e) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions contemplated herein.

(g) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Portfolio Investments (indicating their market values) of the Acquiring Fund for each of the Acquiring Fund’s three fiscal years ended November 30, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

(h) Since November 30, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(g) hereof.

(i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.

(j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(k) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the shares of the Acquiring Fund to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(m) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Fund furnished to the Acquiring Fund by the Company.

(n) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Fund’s stated liabilities) will be issued in exchange for the Fund’s assets in the Reorganization.

(o) The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE TRUST AND THE COMPANY, ON BEHALF OF THE ACQUIRING FUND AND THE FUND, RESPECTIVELY.

5.1       The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

5.2       The Company will call a meeting of the Fund’s shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3       Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4       As promptly as practicable, but in any case within sixty days after the Closing Date, the Company shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Company’s President or its Vice President and Treasurer.

5.5       The Company, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement.

5.6       The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7       The Company, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.8       As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund’s shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1       All representations and warranties of the Company, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2       The Company shall have delivered to the Acquiring Fund a statement of the Fund’s assets and liabilities, together with a list of the Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Company’s Treasurer.

6.3       The Company shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Company’s name by the Company’s President or Vice President and the Company’s Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Company, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1       All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2       The Trust shall have delivered to the Fund on the Closing Date a certificate executed in the Trust’s name by the Trust’s President or Vice President and the Trust’s Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1       This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Company’s Charter and the 1940 Act.

8.2       On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5       The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

8.6       The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) The transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.	TERMINATION OF AGREEMENT; EXPENSES.

9.1       This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund’s shareholders) if circumstances should develop that, in the opinion of the party’s Board, make proceeding with the Reorganization inadvisable.

9.2       If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Company or the Trust, or shareholders of the Fund or of the Acquiring Fund, as the case may be, in respect of this Agreement.

9.3       Each party acknowledges that all expenses directly incurred in connection with the Reorganization will be borne by Dreyfus.

10.	WAIVER.

At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of the Company or of the Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

11.	MISCELLANEOUS.

11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.4	This Agreement may be amended only by a signed writing between the parties.

11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Company or the Trust, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Company’s Charter or the Trust’s Trust Agreement; a copy of the Trust’s Trust Agreement is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Trust’s principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

IN WITNESS WHEREOF, the Company, on behalf of the Fund, and the Trust, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

THE DREYFUS/LAUREL FUNDS, INC., on
behalf of Dreyfus Premier Balanced Fund

By:
J. David Officer,
President

ATTEST:
Jeff Prusnofsky,
Assistant Secretary

DREYFUS PREMIER MANAGER FUNDS II,
on behalf of Dreyfus Premier Balanced Opportunity Fund

By:
J. David Officer,
President

ATTEST:
Jeff Prusnofsky,
Assistant Secretary

EXHIBIT B

DESCRIPTION OF THE TRUST’S BOARD MEMBERS

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below.1

Name (Age) Position with Trust (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (64) Chairman of the Board (2003)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director

Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

Peggy C. Davis (65) Board Member (2006)	Shad Professor of Law, New York University School of Law (1983 – present)	None

Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

David P. Feldman (68) Board Member (2003)	Corporate Director and Trustee	BBH Mutual Funds Group (11 funds), Director

The Jeffrey Company, a private investment company, Director

James F. Henry (77) Board Member (2006)	President, The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)	Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

Advisor to The Elaw Forum, a consultant on managing corporate legal costs

Advisor to John Jay Homstead (the restored home of the first U.S. Chief Justice)

Individual Trustee of several trusts

Ehud Houminer (67) Board Member (2003)	Executive-in-Residence at the Columbia Business School, Columbia University	Avnet Inc., an electronics distributor, Director

International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

Gloria Messinger (78) Board Member (2003)	Arbitrator for American Arbitration Association and Financial Industry Regulatory Authority, Inc. (formerly, the National Association of Securities Dealers, Inc.	Theater for a New Audience, Inc., Director Brooklyn Philharmonic, Director

Consultant in Intellectual Property

Dr. Martin Peretz (68) Board Member (2006)	Editor-in-Chief of The New Republic Magazine	American Council of Trustees and Alumni, Director Pershing Square Capital Management, Advisor
	Director of TheStreet.com, a financial information service on the web	Montefiore Ventures, General Partner Harvard Center for Blood Research, Trustee
Bard College, Trustee Board of Overseers of YIVO Institute for Jewish Research, Chairman

Anne Wexler (78) Board Member (2003)	Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present	The Community Foundation for the National Capital Region, Director Member of the Council of Foreign Relations WETA-DC’s Public TV and Radio Station, Vice Chairman

_____________________

1 None of the Board members are “interested persons” of the Trust, as defined in the 1940 Act.

DREYFUS PREMIER BALANCED FUND

The undersigned shareholder of Dreyfus Premier Balanced Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc. (the “Company”), hereby appoints Jeff Prusnofsky and Joseph M. Chioffi, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on August 5, 2008 at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, at 10:30 a.m., on Wednesday, October 15, 2008, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE COMPANY’S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

1.	TELEPHONE: Call 1-888-[221-0697] and follow the simple instructions.
2.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.
3.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

Signature(s) (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”), in exchange for Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the Fund’s stated liabilities (the “Reorganization”). Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B, Class C, Class I and Class T shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Company

FOR	AGAINST	ABSTAIN
☐	☐	☐

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

Subject to Completion, July 3, 2008

STATEMENT OF ADDITIONAL INFORMATION

August __, 2008

Acquisition of the Assets of

DREYFUS PREMIER BALANCED FUND

(A Series of The Dreyfus/Laurel Funds, Inc.)

144 Glenn Curtiss Boulevard

Uniondale, New York 11556-0144

1-800-554-4611

By and in Exchange for Class A, B, C, I and T Shares of

DREYFUS PREMIER BALANCED OPPORTUNITY FUND

(A Series of Dreyfus Premier Manager Funds II)

144 Glenn Curtiss Boulevard

Uniondale, New York 11556-0144

1-800-554-4611

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated August __, 2008 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Premier Balanced Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc. (the “Company”), in exchange for Class A, Class B, Class C, Class I and Class T shares of Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”), a series of Dreyfus Premier Manager Funds II (the “Trust”). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund’s Statement of Additional Information dated April 1, 2008.
2.	The Acquiring Fund’s Annual Report for the fiscal year ended November 30, 2007.
3.	The Acquiring Fund’s Semi-Annual Report for the six-month period ended May 31, 2008.
4.	The Fund’s Annual Report for the fiscal year ended October 31, 2007.
5.	The Fund’s Statement of Additional Information dated March 1, 2008.
6.	The Fund’s Semi-Annual Report for the six-month period ended April 30, 2008.
7.	Pro forma financials for the combined Fund and Acquiring Fund as of May 31, 2008.

The Acquiring Fund’s Statement of Additional Information, and the financial statements included in the Acquiring Fund’s Annual Report and the Fund’s Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated August __, 2008 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

The Acquiring Fund’s Statement of Additional Information dated April 1, 2008 is incorporated herein by reference to the Trust’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A, filed March 28, 2008 (File No. 333-104120). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report for its fiscal year ended November 30, 2007, filed January 29, 2008.

The Fund’s Statement of Additional Information dated March 1, 2008 is incorporated herein by reference to the Company’s Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A, filed February 27, 2008 (File No. 33-16338). The financial statements of the Fund are incorporated herein by reference to its Annual Report for its fiscal year ended October 31, 2007, filed December 31, 2007.

PRO FORMA STATEMENT OF INVESTMENTS Dreyfus Premier Balanced Opportunity Fund May 31, 2008 (Unaudited)
	Dreyfus Premier Balanced Opportunity Fund		Dreyfus Premier Balanced Fund		Dreyfus Premier Balanced Opportunity Fund Pro Forma Combined (*)	Dreyfus Premier Balanced Opportunity Fund	Dreyfus Premier Balanced Fund	Dreyfus Premier Balanced Opportunity Fund Pro Forma Combined (*) (Note 1)
Common Stocks--66.4%	Shares					Value ($)
Consumer Discretionary--6.3%
Amazon.com			4,999	[b]	4,999		408,018	408,018
Autoliv	15,490				15,490	846,838		846,838
Centex	13,130	[a]			13,130	247,238		247,238
Coach			18,381	[b]	18,381		667,230	667,230
Darden Restaurants	22,975				22,975	786,894		786,894
DeVry			12,876		12,876		734,576	734,576
Discovery Holding, Cl. A	29,570	[b]	18,999	[b]	48,569	774,438	451,044	1,225,482
Expedia			18,999	[b]	18,999		460,726	460,726
Family Dollar Stores	37,960		29,496		67,456	812,344	631,214	1,443,558
Gap	108,070		39,015		147,085	1,972,277	712,024	2,684,301
Home Depot			31,864		31,864		871,799	871,799
International Game Technology			12,277		12,277		437,798	437,798
Johnson Controls	19,410	[a]			19,410	661,105		661,105
Limited Brands			31,806		31,806		616,400	616,400
Lowe’s Cos.	29,320				29,320	703,680		703,680
McDonald’s	40,670				40,670	2,412,544		2,412,544
Newell Rubbermaid	36,670				36,670	736,334		736,334
News, Cl. A	165,100				165,100	2,963,545		2,963,545
Nordstrom			13,665	[a]	13,665		478,002	478,002
NVR	910	[a,b]			910	514,487		514,487
Omnicom Group	83,130		12,335		95,465	4,074,201	604,538	4,678,739
Ross Stores	69,060				69,060	2,528,977		2,528,977
Starbucks			17,193	[b]	17,193		312,741	312,741
Time Warner	43,750				43,750	694,750		694,750
TJX Cos.	60,130	[a]			60,130	1,927,768		1,927,768
Toll Brothers	25,060	[b]			25,060	528,014		528,014
Walt Disney	55,230		13,475		68,705	1,855,728	452,760	2,308,488
						25,041,162	7,838,870	32,880,032
Consumer Staples--6.7%
Avon Products			20,643		20,643		806,316	806,316
Cadbury, ADR	14,956	[a]			14,956	802,988		802,988
Coca-Cola Enterprises	27,770				27,770	559,288		559,288
ConAgra Foods	51,620				51,620	1,217,200		1,217,200
CVS Caremark	110,830				110,830	4,742,416		4,742,416
Dean Foods	65,120	[a,b]	33,336	[b]	98,456	1,416,360	725,058	2,141,418
Dr. Pepper Snapple Group	26,548	[b]			26,548	668,469		668,469
Estee Lauder, Cl. A	23,900	[a]	10,663	[a]	34,563	1,137,640	507,559	1,645,199
Kraft Foods, Cl. A	50,830		24,644		75,474	1,650,958	800,437	2,451,395
Kroger	38,950				38,950	1,076,578		1,076,578
Molson Coors Brewing, Cl. B	40,170	[a]			40,170	2,329,860		2,329,860
Philip Morris International	89,670	[b]	14,209	[b]	103,879	4,722,022	748,246	5,470,268
Procter & Gamble			7,756		7,756		512,284	512,284
Smithfield Foods	28,760	[b]			28,760	899,900		899,900
SUPERVALU	53,450				53,450	1,874,492		1,874,492
SYSCO	49,750				49,750	1,535,285		1,535,285
Wal-Mart Stores	67,920		25,328		93,248	3,921,701	1,462,439	5,384,140
Whole Foods Market			20,478	[a]	20,478		593,862	593,862
						28,555,157	6,156,201	34,711,358
Energy--8.8%
Anadarko Petroleum	21,980				21,980	1,647,841		1,647,841
Cameron International	31,030	[a,b]			31,030	1,651,727		1,651,727
Chesapeake Energy	39,700				39,700	2,174,369		2,174,369
Chevron	83,690		7,180		90,870	8,297,863	711,897	9,009,760
ConocoPhillips	50,270				50,270	4,680,137		4,680,137
Devon Energy	23,280				23,280	2,699,083		2,699,083
El Paso	73,310	[a]			73,310	1,433,210		1,433,210
ENSCO International	16,390				16,390	1,177,294		1,177,294
EOG Resources	4,970				4,970	639,291		639,291
Exxon Mobil			19,481		19,481		1,729,134	1,729,134
Halliburton			20,735		20,735		1,007,306	1,007,306
Hess	7,910				7,910	971,427		971,427
Marathon Oil	76,640				76,640	3,938,530		3,938,530
Nabors Industries	27,910	[a,b]	12,203	[b]	40,113	1,173,336	513,014	1,686,350
National Oilwell Varco	15,950	[b]			15,950	1,328,954		1,328,954
Occidental Petroleum	21,820				21,820	2,005,913		2,005,913
Schlumberger	9,870		2,890		12,760	998,153	292,266	1,290,419
Transocean			1,884	[b]	1,884		282,958	282,958
Ultra Petroleum			10,946	[b]	10,946		951,974	951,974
Valero Energy	11,510				11,510	585,168		585,168
XTO Energy	79,487				79,487	5,056,963		5,056,963
						40,459,259	5,488,549	45,947,808
Exchange Traded Funds--.2%
iShares Russell 1000 Growth Index
Fund			4,196	[a]	4,196		249,033	249,033
Standard & Poor’s Depository
Receipts (Tr. Ser. 1)			4,212	[a]	4,212		591,154	591,154
							840,187	840,187
Financial--12.8%
American International Group	38,040				38,040	1,369,440		1,369,440
Ameriprise Financial	13,940				13,940	658,804		658,804
AON	15,650				15,650	738,523		738,523
Assurant			10,983		10,983		747,173	747,173
Astoria Financial	40,660				40,660	970,148		970,148
Bank of America	74,950				74,950	2,549,049		2,549,049
Capital One Financial	13,490	[a]			13,490	649,139		649,139
Charles Schwab			50,758		50,758		1,125,812	1,125,812
Chubb	64,990				64,990	3,493,862		3,493,862
Citigroup	170,070				170,070	3,722,832		3,722,832
Discover Financial Services	39,100				39,100	670,565		670,565
Federal National Mortgage
Association	48,550				48,550	1,311,821		1,311,821
Fidelity National Financial, Cl. A	28,750				28,750	491,625		491,625
First American	9,470	[a]			9,470	317,908		317,908
Franklin Resources	6,730				6,730	681,211		681,211
Freddie Mac	29,550				29,550	751,161		751,161
Genworth Financial, Cl. A	29,000				29,000	640,900		640,900
Goldman Sachs Group	27,220		1,454		28,674	4,801,880	256,500	5,058,380
Invesco	47,300				47,300	1,316,359		1,316,359
Janus Capital Group			19,637	[a]	19,637		569,473	569,473
JPMorgan Chase & Co.	225,470		13,440		238,910	9,695,210	577,920	10,273,130
Lincoln National	20,460				20,460	1,128,574		1,128,574
Merrill Lynch & Co.	14,780				14,780	649,138		649,138
MetLife	64,880				64,880	3,894,746		3,894,746
Moody’s	38,110	[a]			38,110	1,413,119		1,413,119
Morgan Stanley	62,050				62,050	2,744,471		2,744,471
Northern Trust	23,340				23,340	1,773,840		1,773,840
People’s United Financial	39,700	[a]			39,700	656,241		656,241
PNC Financial Services Group	47,360				47,360	3,042,880		3,042,880
Principal Financial Group	15,670	[a]			15,670	844,300		844,300
State Street	28,760				28,760	2,071,295		2,071,295
TD Ameritrade Holding	38,120	[a,b]			38,120	690,353		690,353
Unum Group			44,193		44,193		1,064,167	1,064,167
U.S. Bancorp	118,600				118,600	3,936,334		3,936,334
Visa, Cl. A	13,980				13,980	1,207,313		1,207,313
Wachovia	67,290	[a]			67,290	1,601,502		1,601,502
Wells Fargo & Co.	68,740				68,740	1,895,162		1,895,162
						62,379,705	4,341,045	66,720,750
Health Care--6.8%
Abbott Laboratories	48,530				48,530	2,734,665		2,734,665
Allergan			10,993		10,993		633,417	633,417
Amgen	14,110	[b]			14,110	621,263		621,263
Baxter International	57,770				57,770	3,529,747		3,529,747
Becton, Dickinson & Co.	10,860				10,860	917,127		917,127
Covidien	34,955				34,955	1,750,896		1,750,896
Gilead Sciences			17,547	[b]	17,547		970,700	970,700
Hospira	32,760	[b]			32,760	1,373,954		1,373,954
Humana	20,590	[b]			20,590	1,051,119		1,051,119
Johnson & Johnson	47,100		7,362		54,462	3,143,454	491,340	3,634,794
Laboratory Corp. of America
Holdings	19,790	[a,b]	5,753	[b]	25,543	1,460,304	424,514	1,884,818
Merck & Co.	65,800		13,998		79,798	2,563,568	545,362	3,108,930
Pfizer	54,070				54,070	1,046,795		1,046,795
Pharmaceutical Product Development			29,195		29,195		1,290,711	1,290,711
Schering-Plough	52,580				52,580	1,072,632		1,072,632
St. Jude Medical	20,590	[b]			20,590	839,043		839,043
Thermo Fisher Scientific	56,080	[b]	20,197	[b]	76,277	3,309,842	1,192,027	4,501,869
Wyeth	82,290		14,634		96,924	3,659,436	650,774	4,310,210
						29,073,845	6,198,845	35,272,690
Industrial--7.7%
Allied Waste Industries	66,990	[b]			66,990	902,355		902,355
Boeing			5,518		5,518		456,725	456,725
Deere & Co.			3,681		3,681		299,413	299,413
Dover	46,440		16,848		63,288	2,511,475	911,140	3,422,615
Eaton	42,510				42,510	4,109,867		4,109,867
Emerson Electric	60,140				60,140	3,498,945		3,498,945
FedEx			4,221		4,221		387,108	387,108
General Electric	198,540		20,655		219,195	6,099,149	634,522	6,733,671
Goodrich	20,300				20,300	1,315,643		1,315,643
Honeywell International	26,620				26,620	1,587,084		1,587,084
L-3 Communications Holdings	10,900				10,900	1,170,551		1,170,551
Lockheed Martin	24,190				24,190	2,647,354		2,647,354
Precision Castparts			2,018		2,018		243,774	243,774
Raytheon	29,460				29,460	1,881,316		1,881,316
Rockwell Automation	12,450				12,450	728,948		728,948
Terex	14,460	[b]			14,460	1,031,721		1,031,721
Textron	22,320				22,320	1,396,116		1,396,116
Tyco Electronics	17,780				17,780	713,334		713,334
Tyco International	41,885				41,885	1,892,783		1,892,783
Union Pacific	14,620		6,616		21,236	1,203,372	544,563	1,747,935
US Airways Group	34,510	[a,b]			34,510	136,660		136,660
Waste Management	43,210		27,072		70,282	1,638,955	1,026,841	2,665,796
Williams	28,500				28,500	1,084,140		1,084,140
						35,549,768	4,504,086	40,053,854
Information Technology--9.1%
Accenture, Cl. A	20,290				20,290	828,238		828,238
Adobe Systems	28,410	[b]	12,554	[b]	40,964	1,251,745	553,129	1,804,874
Agilent Technologies			35,903	[b]	35,903		1,342,413	1,342,413
Akamai Technologies	29,150	[a,b]	21,619	[a,b]	50,769	1,138,307	844,222	1,982,529
Alliance Data Systems	11,590	[b]			11,590	695,864		695,864
Altera			29,947		29,947		692,973	692,973
Amphenol, Cl. A	18,120				18,120	844,936		844,936
Apple	16,160	[b]	8,587	[b]	24,747	3,050,200	1,620,796	4,670,996
Autodesk			5,820	[b]	5,820		239,551	239,551
BMC Software	20,230	[b]			20,230	811,223		811,223
CA			12,341		12,341		327,530	327,530
Cisco Systems	71,400	[b]	44,066	[b]	115,466	1,907,808	1,177,444	3,085,252
eBay			9,734	[b]	9,734		292,117	292,117
Electronic Arts			27,796	[b]	27,796		1,395,359	1,395,359
EMC			45,217	[b]	45,217		788,584	788,584
Global Payments	15,660				15,660	739,465		739,465
Google, Cl. A			2,570	[b]	2,570		1,505,506	1,505,506
Hewlett-Packard	15,880				15,880	747,313		747,313
Intel	157,160		46,662		203,822	3,642,969	1,081,625	4,724,594
Juniper Networks			16,520	[b]	16,520		454,630	454,630
KLA-Tencor			8,431		8,431		388,838	388,838
Marvell Technology Group			26,495	[b]	26,495		459,953	459,953
McAfee	53,960	[b]			53,960	1,956,050		1,956,050
MEMC Electronic Materials			11,260	[b]	11,260		773,112	773,112
Microsoft	141,960		89,910		231,870	4,020,307	2,546,251	6,566,558
NCR	45,930	[b]			45,930	1,215,308		1,215,308
NVIDIA			26,647	[b]	26,647		658,181	658,181
Oracle	74,520	[b]	29,853	[b]	104,373	1,702,037	681,843	2,383,880
QUALCOMM	54,380		23,770		78,150	2,639,605	1,153,796	3,793,401
Research In Motion	9,740	[b]			9,740	1,352,594		1,352,594
Visa, Cl. A			1,585		1,585		136,881	136,881
Western Union	1				1	24		24
						28,543,993	19,114,734	47,658,727
Materials--2.3%
Air Products & Chemicals	20,533				20,533	2,092,723		2,092,723
Allegheny Technologies	23,710	[a]	8,317		32,027	1,778,250	623,775	2,402,025
Celanese, Ser. A	22,930				22,930	1,116,691		1,116,691
Dow Chemical	18,150				18,150	733,260		733,260
Freeport-McMoRan Copper & Gold	25,690	[a]	5,639		31,329	2,972,590	652,489	3,625,079
Monsanto			3,923		3,923		499,790	499,790
Pactiv	27,740	[b]			27,740	683,236		683,236
Potash of Saskatchewan			1,274		1,274		253,615	253,615
Smurfit-Stone Container	71,710	[a,b]			71,710	482,608		482,608
						9,859,358	2,029,669	11,889,027
Telecommunication Services--2.7%
AT & T	219,150				219,150	8,744,085		8,744,085
Sprint Nextel	43,420				43,420	406,411		406,411
Verizon Communications	103,300		24,486		127,786	3,973,951	941,976	4,915,927
						13,124,447	941,976	14,066,423
Utilities--3.0%
Constellation Energy Group	15,150				15,150	1,306,384		1,306,384
Entergy	18,740				18,740	2,263,230		2,263,230
Exelon	25,580				25,580	2,251,040		2,251,040
FPL Group	15,820				15,820	1,068,166		1,068,166
NRG Energy	33,410	[a,b]			33,410	1,389,522		1,389,522
PG & E	39,920				39,920	1,580,433		1,580,433
Questar	32,280				32,280	2,073,022		2,073,022
Sempra Energy	52,460				52,460	3,032,713		3,032,713
Southern	37,580				37,580	1,360,396		1,360,396
						16,324,906		16,324,906
Total Common Stocks
(cost $282,878,962 and $52,857,138, respectively)						288,911,600	57,454,162	346,365,762

Bonds and Notes--35.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--.9%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	85,000	85,000	84,997	84,997
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	145,539	145,539	144,270	144,270
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	210,000	191,824	191,824
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	230,000	230,000	198,753	198,753
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	100,000	[d]	100,000	87,000	87,000
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	258,379	118,076	376,455	252,955	115,598	368,553
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	960,000	185,000	1,145,000	900,104	173,458	1,073,562
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A2A	5.29	5/17/10	745,000	745,000	743,474	743,474
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	226,673	24,373	251,046	225,083	24,202	249,285
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	195,000	195,000	194,765	194,765
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000	100,000	88,135	88,135
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. C	5.80	2/15/13	170,000	100,000	270,000	152,970	89,983	242,953
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	335,000	55,000	390,000	337,267	55,372	392,639
ONYX Acceptance Owner Trust,
Ser. 2005-B, Cl. A3	4.18	3/15/10	72,633	72,633	71,552	71,552
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	735,000	125,000	860,000	535,234	91,026	626,260
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	105,000	105,000	105,548	105,548
3,609,216	1,254,354	4,863,570
Asset-Backed Ctfs./Credit Cards--.1%
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	2.92	1/9/12	205,000	[c]	205,000	195,788	195,788

Asset-Backed Ctfs./Home Equity Loans--.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	175,000	[c]	175,000	159,934	159,934
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	270,000	[c]	270,000	224,493	224,493
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	225,000	[c]	225,000	221,358	221,358
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	115,000	[c]	115,000	41,693	41,693
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	70,000	[c]	70,000	53,527	53,527
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	55,000	[c,d]	55,000	29,661	29,661
41,693	688,973	730,666
Asset-Backed Ctfs./Manufactured Housing--.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	74,644	74,644	75,405	75,405

Chemicals--.1%
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	110,000	110,000	110,258	110,258
Lubrizol,
Gtd. Notes	4.63	10/1/09	145,000	145,000	144,039	144,039
254,297	254,297
Commercial Mortgage Pass-Through Ctfs.--3.5%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	848,667	848,667	835,591	835,591
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	225,000	40,000	265,000	224,563	39,922	264,485
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	595,000	[c]	595,000	589,312	589,312
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	100,000	[c]	100,000	99,687	99,687
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	26,113	[c]	26,113	25,823	25,823
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	70,000	[d]	70,000	66,761	66,761
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	875,000	[d]	175,000	[d]	1,050,000	853,405	170,681	1,024,086
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000	[d]	250,000	241,158	241,158
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	665,000	[d]	665,000	614,028	614,028
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	730,000	[d]	85,000	[d]	815,000	665,424	77,481	742,905
CS First Boston Mortgage
Securities, Ser. 2005-C3,
Cl. A2	4.51	7/15/37	1,000,000	250,000	1,250,000	993,818	248,455	1,242,273
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	660,000	[c]	660,000	643,109	643,109
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	824,963	824,963	785,815	785,815
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	90,000	[d]	90,000	84,034	84,034
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	35,000	[d]	35,000	32,617	32,617
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	2,000,000	2,000,000	1,989,274	1,989,274
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	3.16	3/6/20	475,000	[c,d]	85,000	[c,d]	560,000	446,050	79,819	525,869
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	3.77	3/6/20	275,000	[c,d]	50,000	[c,d]	325,000	242,159	44,029	286,188
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	6.03	6/25/36	24,935	[c]	24,935	7,730	7,730
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	895,000	85,000	980,000	878,782	83,460	962,242
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	200,000	200,000	201,184	201,184
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.36	12/15/28	785,000	785,000	815,822	815,822
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.37	12/15/28	150,000	150,000	155,890	155,890
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A4	5.62	7/12/34	2,290,000	2,290,000	2,318,179	2,318,179
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	145,000	145,000	145,428	145,428
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	45,000	[c]	45,000	45,403	45,403
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	1,550,000	1,550,000	1,551,202	1,551,202
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	150,000	150,000	150,376	150,376
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	125,000	[c]	125,000	103,050	103,050
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	150,000	[c]	150,000	128,255	128,255
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	261,000	[d]	30,000	[d]	291,000	236,782	27,216	263,998
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	320,000	[c,d]	320,000	172,571	172,571
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	65,000	[c]	65,000	65,387	65,387
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.10	8/15/39	350,000	[c]	350,000	352,086	352,086
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	214,732	[d]	214,732	211,436	211,436
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	200,000	[c]	200,000	197,341	197,341
14,663,315	3,277,280	17,940,595
Consumer Staples--.6%
Delhaize Group,
Sr. Unsub. Notes	6.50	6/15/17	320,000	320,000	328,220	328,220
H.J. Heinz,
Sr. Unscd. Secs.	6.43	12/1/20	60,000	[d]	60,000	60,662	60,662
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	460,000	460,000	465,148	465,148
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000	20,000	125,000	106,592	20,303	126,895
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	665,000	135,000	800,000	651,617	132,283	783,900
Kroger,
Gtd. Notes	6.15	1/15/20	365,000	75,000	440,000	368,743	75,769	444,512
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	530,000	115,000	645,000	519,530	112,728	632,258
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	370,000	75,000	445,000	382,311	77,495	459,806
2,822,161	479,240	3,301,401
Diversified Financial Services--5.3%
Aegon Funding,
Gtd. Notes	5.75	12/15/20	229,000	229,000	210,966	210,966
Allstate,
Jr. Sub. Debs.	6.50	5/15/57	225,000	[c]	40,000	[c]	265,000	202,878	36,067	238,945
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	225,000	[c]	50,000	[c]	275,000	203,649	45,255	248,904
Amvescap,
Gtd. Notes	5.38	2/27/13	50,000	50,000	47,387	47,387
Amvescap,
Sr. Unscd. Notes	5.38	12/15/14	310,000	310,000	281,266	281,266
Bank of America,
Jr. Sub. Notes	8.00	12/29/49	750,000	[c]	155,000	[c]	905,000	744,418	153,846	898,264
Barclays Bank,
Sub. Notes	5.93	9/29/49	500,000	[c,d]	200,000	[c,d]	700,000	429,193	171,677	600,870
Barclays Bank,
Sub. Bonds	7.70	4/29/49	385,000	[c,d]	385,000	394,317	394,317
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	160,000	160,000	171,768	171,768
BTM Curacao Holdings,
Bank Gtd. Notes	4.76	7/21/15	225,000	[c,d]	225,000	219,359	219,359
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	720,000	130,000	850,000	580,394	104,793	685,187
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	105,000	105,000	98,569	98,569
Chuo Mitsui Trust & Banking,
Jr. Sub. Notes	5.51	12/29/49	600,000	[c,d]	100,000	[c,d]	700,000	527,272	87,878	615,150
Cit Group,
Sr. Unscd. Notes	2.75	12/22/08	133,000	[c]	133,000	127,709	127,709
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	425,000	425,000	423,694	423,694
Citigroup,
Sr. Unscd. Notes	5.85	7/2/13	345,000	345,000	346,833	346,833
Colonial Bank,
Sub. Notes	6.38	12/1/15	585,000	585,000	494,626	494,626
Colonial Bank,
Sub. Notes	8.00	3/15/09	40,000	40,000	40,576	40,576
ConocoPhillips Canada,
Gtd. Notes	5.30	4/15/12	460,000	460,000	471,810	471,810
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	556,000	[c]	110,000	[c]	666,000	470,810	93,146	563,956
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	170,000	170,000	174,344	174,344
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	685,000	[d]	685,000	582,710	582,710
ERAC USA Finance,
Bonds	5.60	5/1/15	90,000	[d]	90,000	79,878	79,878
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000	[d]	90,000	80,537	80,537
ERAC USA Finance,
Notes	7.95	12/15/09	50,000	[d]	50,000	51,887	51,887
First Union,
Sub. Notes	6.38	1/15/09	440,000	440,000	444,039	444,039
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	195,000	195,000	189,982	189,982
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	115,000	[c,d]	115,000	115,113	115,113
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	1,880,000	180,000	2,060,000	1,910,823	182,951	2,093,774
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	45,000	45,000	44,536	44,536
Glitnir Banki,
Sub. Notes	6.69	6/15/16	115,000	[c,d]	115,000	85,993	85,993
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	475,000	[c]	65,000	[c]	540,000	357,146	48,873	406,019
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	400,000	400,000	380,949	380,949
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	900,000	[c]	410,000	[c]	1,310,000	761,656	346,977	1,108,633
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	425,000	75,000	500,000	413,735	73,012	486,747
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	625,000	130,000	755,000	456,871	95,029	551,900
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	550,000	550,000	555,132	555,132
John Deere Capital,
Sr. Unscd. Notes	3.12	9/1/09	90,000	[c]	90,000	89,603	89,603
JPMorgan Chase,
Sr. Unscd. Notes	6.40	5/15/38	400,000	400,000	385,822	385,822
Lehman Brothers Holdings,
Sr. Notes	2.78	8/21/09	600,000	[c]	600,000	572,788	572,788
Lehman Brothers Holdings,
Sr. Unscd. Notes	6.00	7/19/12	50,000	50,000	48,534	48,534
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	595,000	105,000	700,000	578,881	102,156	681,037
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	955,000	180,000	1,135,000	954,108	179,832	1,133,940
Merrill Lynch & Co.,
Notes	6.88	4/25/18	775,000	155,000	930,000	761,072	152,214	913,286
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	100,000	100,000	99,017	99,017
Morgan Stanley,
Sub. Notes	4.75	4/1/14	155,000	155,000	143,072	143,072
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000	95,000	97,014	97,014
MUFG Capital Finance I,
Bank Gtd. Bonds	6.35	7/29/49	910,000	[c]	910,000	810,078	810,078
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	290,000	[a]	290,000	285,412	285,412
Pearson Dol Finance Two,
Gtd. Notes	6.25	5/6/18	395,000	[d]	395,000	392,902	392,902
Pricoa Global Funding,
Notes	4.63	6/25/12	1,000,000	[d]	1,000,000	971,503	971,503
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	1,095,000	[c,d]	110,000	[c,d]	1,205,000	1,014,960	101,959	1,116,919
Shinsei Finance Cayman,
Jr. Sub. Secs.	6.42	1/29/49	600,000	[c,d]	600,000	414,672	414,672
SLM,
Sr. Unscd. Notes, Ser. A	4.00	1/15/09	170,000	170,000	167,398	167,398
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	188,000	[c,d]	188,000	164,769	164,769
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	140,000	[c]	140,000	127,270	127,270
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	50,000	[c,i]	50,000	62,976	62,976
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	700,000	[c]	105,000	[c]	805,000	532,405	79,861	612,266
UBS AG Stamford CT,
Notes	5.75	4/25/18	400,000	400,000	390,354	390,354
Wachovia,
Notes	5.50	5/1/13	420,000	85,000	505,000	415,819	84,154	499,973
Wells Fargo Capital XIII,
Notes	7.70	12/29/49	1,155,000	[c]	245,000	[c]	1,400,000	1,158,801	245,806	1,404,607
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	700,000	700,000	597,170	597,170
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	570,000	70,000	640,000	510,467	62,689	573,156
22,133,476	5,234,391	27,367,867
Diversified Manufacturing--.0%
Siemens Financieringsmaatschappij,
Gtd. Notes	6.13	8/17/26	100,000	[d]	100,000	94,775	94,775

Energy--.2%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	[a]	95,000	93,782	93,782
Enterprises Products,
Gtd. Notes	6.50	1/31/19	200,000	200,000	201,605	201,605
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	410,000	[d]	410,000	410,000	410,000
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	190,000	190,000	192,193	192,193
897,580	897,580
Environmental Control--.0%
Allied Waste North America,
Sr. Scd. Notes, Ser. B	5.75	2/15/11	45,000	45,000	44,268	44,268
Allied Waste North America,
Sr. Scd. Notes	6.38	4/15/11	35,000	35,000	34,869	34,869
Republic Services,
Sr. Unsub. Notes	6.75	8/15/11	85,000	85,000	88,760	88,760
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	50,000	50,000	49,861	49,861
217,758	217,758
Foreign/Governmental--.2%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes	5.84	6/16/08	190,000	[c]	190,000	190,000	190,000
Export-Import Bank of Korea,
Unsub. Notes	4.50	8/12/09	175,000	175,000	175,321	175,321
Republic of Argentina,
Sr. Unscd. Bonds	3.09	8/3/12	125,000	[c]	125,000	68,219	68,219
Republic of Argentina,
Bonds, Ser. VII	7.00	9/12/13	100,000	100,000	79,400	79,400
Republic of South Africa,
Sr. Unscd. Notes	5.88	5/30/22	365,000	365,000	344,242	344,242
Russian Federation,
Unsub. Bonds	8.25	3/31/10	95,562	[d]	95,562	100,159	100,159
344,242	613,099	957,341
Health Care--.3%
American Home Products,
Sr. Unscd. Notes	6.95	3/15/11	475,000	[c]	95,000	[c]	570,000	504,083	100,816	604,899
Community Health Systems,
Gtd. Notes	8.88	7/15/15	45,000	45,000	46,631	46,631
Coventry Health Care,
Sr. Unscd. Notes	5.88	1/15/12	85,000	85,000	82,467	82,467
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	60,000	60,000	54,537	54,537
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	50,000	50,000	52,476	52,476
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	240,000	240,000	228,605	228,605
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	210,000	210,000	201,522	201,522
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	50,000	50,000	48,302	48,302
934,210	385,229	1,319,439
Industrial--.5%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	240,000	[d]	45,000	[d]	285,000	233,864	43,850	277,714
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	450,000	75,000	525,000	477,975	79,662	557,637
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	475,000	65,000	540,000	486,374	66,556	552,930
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000	285,000	295,839	295,839
WEA Finance,
Sr. Notes	7.13	4/15/18	395,000	[d]	395,000	410,629	410,629
1,904,681	190,068	2,094,749
Lodging & Entertainment--.0%
MGM Mirage,
Gtd. Notes	8.38	2/1/11	50,000	50,000	49,813	49,813

Media & Telecommunications--1.5%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	1,145,000	[a]	80,000	1,225,000	1,128,510	78,848	1,207,358
AT & T,
Gtd. Notes	7.30	11/15/11	100,000	[c]	100,000	107,105	107,105
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	215,000	[d]	215,000	213,859	213,859
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	320,000	320,000	327,388	327,388
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	400,000	[d]	400,000	391,358	391,358
Comcast,
Gtd. Notes	5.50	3/15/11	200,000	200,000	199,584	199,584
Comcast,
Gtd. Notes	6.30	11/15/17	80,000	80,000	81,293	81,293
Comcast,
Gtd. Notes	6.50	11/15/35	435,000	435,000	424,547	424,547
Cox Communications,
Notes	6.25	6/1/18	195,000	[d]	195,000	194,257	194,257
France Telecom,
Sr. Unsub. Notes	8.50	3/1/31	375,000	[c]	375,000	470,098	470,098
KPN,
Sr. Unsub. Notes	8.00	10/1/10	150,000	20,000	170,000	159,458	21,261	180,719
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	125,000	125,000	145,475	145,475
News America Holdings,
Gtd. Debs.	7.70	10/30/25	130,000	130,000	138,059	138,059
News America,
Gtd. Notes	6.15	3/1/37	85,000	85,000	78,807	78,807
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	73,000	73,000	73,000	73,000
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	10,000	[c]	10,000	10,525	10,525
Sprint Capital,
Gtd. Notes	8.38	3/15/12	145,000	145,000	141,124	141,124
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	375,000	35,000	410,000	358,262	33,438	391,700
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	475,000	90,000	565,000	480,978	91,133	572,111
Time Warner,
Gtd. Notes	6.75	4/15/11	535,000	145,000	680,000	549,205	148,850	698,055
Time Warner,
Gtd. Notes	5.88	11/15/16	160,000	160,000	153,852	153,852
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	635,000	80,000	715,000	610,189	76,874	687,063
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	500,000	500,000	460,344	460,344
5,586,540	1,761,141	7,347,681
Municipal Obligations--.6%
California Department of Water
Resources, Power Supply
Revenue Bonds	5.13	5/1/18	150,000	[e]	80,000	[e]	230,000	163,760	87,338	251,098
City of New York,
GO, Ser. D	5.38	6/1/32	120,000	[e]	40,000	[e]	160,000	131,024	43,675	174,699
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	20,000	[e]	20,000	21,860	21,860
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	60,000	[e]	20,000	[e]	80,000	65,473	21,824	87,297
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	45,000	[e]	15,000	[e]	60,000	49,104	16,368	65,472
Cypress-Fairbanks Independent
School District, School
District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	40,000	[e]	15,000	[e]	55,000	41,952	15,732	57,684
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	345,000	345,000	347,574	347,574
Denver City and County,
Excise Tax Revenue (Colorado
Convention Center Project)
(Insured; FSA)	5.00	9/1/20	15,000	[e]	15,000	15,917	15,917
Fort Worth Independent School
District, GO
(Insured; PSF-GTD)	6.00	2/15/20	90,000	[e]	90,000	95,508	95,508
Los Angeles Unified School
District, GO, Ser. A
(Insured; MBIA)	5.00	1/1/28	155,000	[e]	40,000	[e]	195,000	169,489	43,739	213,228
Miami,
GO (Homeland
Defense/Neighborhood)
(Insured; MBIA)	5.50	1/1/22	55,000	[e]	55,000	59,783	59,783
New York State Urban Development,
Personal Income Tax-Ser. C-1,
Revenue Bonds	5.00	3/15/33	130,000	[e]	45,000	[e]	175,000	141,493	48,978	190,471
New York State Urban Development,
Personal Income Tax-Ser. B,
Revenue Bonds	5.13	3/15/29	15,000	[e]	15,000	16,409	16,409
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	1,070,000	1,070,000	985,459	985,459
Westerville City School District,
GO (Insured; MBIA)	5.00	12/1/27	170,000	[e]	170,000	181,317	181,317
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	30,000	[e]	30,000	32,364	32,364
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	70,000	[e]	25,000	[e]	95,000	76,177	27,206	103,383
2,540,477	359,046	2,899,523
Oil & Gas--.0%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	20,000	20,000	20,225	20,225
Hess,
Sr. Unscd. Notes	6.65	8/15/11	125,000	125,000	131,291	131,291
151,516	151,516
Packaging & Containers--.0%
Ball,
Gtd. Notes	6.88	12/15/12	25,000	25,000	25,500	25,500
Crown Americas,
Gtd. Notes	7.63	11/15/13	90,000	90,000	93,150	93,150
Jefferson Smurfit,
Sr. Unscd. Notes	8.25	10/1/12	70,000	70,000	64,750	64,750
183,400	183,400
Property & Casualty Insurance--.3%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	45,000	43,774	43,774
Jackson National Life Global,
Notes	5.38	5/8/13	250,000	[d]	50,000	[d]	300,000	247,059	49,412	296,471
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	185,000	[c]	185,000	157,925	157,925
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	310,000	310,000	301,833	301,833
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	430,000	430,000	447,731	447,731
Pacific Life Global Funding,
Notes	5.15	4/15/13	600,000	[d]	80,000	[d]	680,000	592,199	78,960	671,159
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000	25,000	23,975	23,975
1,286,989	655,879	1,942,868
Real Estate Investment Trusts--1.2%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	125,000	125,000	122,436	122,436
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	260,000	50,000	310,000	266,140	51,181	317,321
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	135,000	135,000	123,301	123,301
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	925,000	925,000	879,202	879,202
Duke Realty,
Sr. Notes	5.88	8/15/12	405,000	80,000	485,000	393,548	77,738	471,286
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	80,000	80,000	73,168	73,168
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	30,000	30,000	27,719	27,719
ERP Operating,
Sr. Unscd. Notes	5.50	10/1/12	15,000	15,000	14,784	14,784
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	75,000	625,000	504,336	68,773	573,109
Federal Realty Investment Trust,
Notes	6.00	7/15/12	25,000	25,000	24,720	24,720
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	155,000	155,000	136,723	136,723
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	250,000	250,000	221,611	221,611
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	70,000	70,000	69,092	69,092
Mack-Cali Realty,
Notes	5.25	1/15/12	100,000	100,000	96,096	96,096
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	925,000	110,000	1,035,000	836,013	99,418	935,431
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000	50,000	42,489	42,489
Prologis Trust,
Scd. Notes	6.63	5/15/18	390,000	70,000	460,000	387,226	69,502	456,728
Regency Centers,
Gtd. Notes	5.25	8/1/15	45,000	45,000	40,836	40,836
Regency Centers,
Gtd. Notes	5.88	6/15/17	400,000	15,000	415,000	371,090	13,916	385,006
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	175,000	175,000	171,041	171,041
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	1,175,000	8,000	1,183,000	1,179,385	8,030	1,187,415
WEA Finance,
Sr. Notes	7.13	4/15/18	80,000	[d]	80,000	83,165	83,165
5,038,551	1,414,128	6,452,679
Retailing--.2%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	35,000	35,000	35,871	35,871
Delhaize Group,
Sr. Unsub. Notes	6.50	6/15/17	70,000	70,000	71,798	71,798
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	235,000	100,000	335,000	194,928	82,948	277,876
Lowe’s Companies,
Sr. Unscd. Notes	5.60	9/15/12	110,000	25,000	135,000	112,213	25,503	137,716
Macys Retail Holdings,
Gtd. Notes	5.35	3/15/12	200,000	25,000	225,000	188,684	23,585	212,269
Macys Retail Holdings,
Gtd. Notes	5.90	12/1/16	25,000	25,000	22,197	22,197
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	375,000	375,000	384,659	384,659
880,484	261,902	1,142,386
Steel--.0%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	55,000	[d]	55,000	55,688	55,688
Textiles & Apparel--.0%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	105,000	105,000	105,242	105,242

Transportation--.1%
Canadian National Railway,
Sr. Unscd. Notes	5.55	5/15/18	390,000	390,000	388,455	388,455
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	155,000	[d]	155,000	153,519	153,519
Union Pacific,
Sr. Unscd. Notes	3.88	2/15/09	200,000	200,000	199,919	199,919
541,974	199,919	741,893
U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,630,000	1,630,000	1,707,756	1,707,756
Federal National Mortgage
Association, Notes	3.25	4/9/13	1,605,000	1,605,000	1,550,871	1,550,871
3,258,627	3,258,627
U.S. Government Agencies/Mortgage-Backed--14.9%
Federal Home Loan Mortgage Corp.:
5.50%	2,145,000	[f]	2,145,000	2,130,588	2,130,588
6.00%	1,185,000	[f]	1,185,000	1,203,331	1,203,331
3.50%, 9/1/10	39,781	39,781	39,479	39,479
5.50%, 4/1/22 - 3/1/38	8,640,495	147,090	8,787,585	8,623,904	148,730	8,772,634
6.00%, 9/1/37 - 3/1/38	5,740,262	813,788	6,554,050	5,834,977	827,215	6,662,192
Federal National Mortgage Association:
5.50%	1,570,000	[f]	1,570,000	1,558,961	1,558,961
6.00%	745,000	[f]	745,000	755,826	755,826
6.50%	11,080,000	[f]	1,360,000	[f]	12,440,000	11,411,301	1,402,288	12,813,589
4.00%, 5/1/10	205,608	205,608	205,376	205,376
4.50%, 1/1/21	5,322,666	5,322,666	5,205,086	5,205,086
5.00%, 8/1/20 - 2/1/37	1,792,271	743,183	2,535,454	1,788,553	741,641	2,530,194
5.50%, 9/1/34 - 10/1/36	10,148,548	1,368,708	11,517,256	10,093,645	1,360,923	11,454,568
6.00%, 5/1/33 - 4/1/38	8,881,798	1,302,462	10,184,260	9,020,961	1,323,820	10,344,781
8.00%, 3/1/30	676	676	731	731
Government National Mortgage Association I:
5.50%, 4/15/33	178,936	178,936	179,546	179,546
Ser. 2006-19, Cl. A, 3.39%,
6/16/30	2,958,914	2,958,914	2,913,617	2,913,617
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	183,063	183,063	180,634	180,634
Ser. 2004-103, Cl. A,
3.88%, 12/16/19	4,726,239	4,726,239	4,705,161	4,705,161
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	148,256	148,256	146,635	146,635
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	25,734	25,734	25,649	25,649
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	580,905	112,276	693,181	576,982	111,517	688,499
Ser. 2006-66, Cl. A, 4.09%,
1/16/30	867,487	215,673	1,083,160	859,671	213,730	1,073,401
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	236,827	236,827	235,474	235,474
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	180,440	180,440	179,263	179,263
Ser. 2007-34, Cl. A 4.27%,
11/16/26	2,942,172	2,942,172	2,932,712	2,932,712
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	193,789	193,789	193,326	193,326
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	132,280	132,280	131,981	131,981
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	390,000	390,000	396,686	396,686
64,723,127	12,936,793	77,659,920
U.S. Government Securities--2.6%
U.S. Treasury Notes	3.63	12/31/12	180,000	[a]	180,000	182,222	182,222
U.S. Treasury Bonds	4.50	2/15/36	3,792,000	[a]	3,792,000	3,670,243	3,670,243
U.S. Treasury Notes	4.63	7/31/12	510,000	[a]	45,000	555,000	536,935	47,377	584,312
U.S. Treasury Notes	4.75	8/15/17	7,104,000	[a]	7,104,000	7,478,075	7,478,075
U.S. Treasury Strip	0.00	2/15/36	7,005,000	7,005,000	1,887,595	1,887,595
13,572,848	229,599	13,802,447
Utilities--1.4%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000	225,000	225,162	225,162
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	725,000	120,000	845,000	690,077	114,220	804,297
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	105,000	105,000	103,901	103,901
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000	95,000	93,270	93,270
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	90,000	[a]	25,000	[a]	115,000	91,186	25,329	116,515
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000	495,000	483,834	483,834
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	235,000	235,000	232,813	232,813
E.ON International Finance,
Notes	5.80	4/30/18	190,000	[d]	190,000	187,292	187,292
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000	[d]	185,000	188,148	188,148
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	575,000	[d]	160,000	[d]	735,000	588,254	163,688	751,942
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	150,000	[d]	150,000	157,125	157,125
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	40,000	40,000	41,268	41,268
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	220,000	220,000	227,184	227,184
Midamerican Energy Holdings,
Sr. Unscd. Bonds	6.50	9/15/37	475,000	475,000	479,803	479,803
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	550,000	140,000	690,000	554,403	141,121	695,524
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	55,000	53,859	53,859
NiSource Finance,
Gtd. Notes	5.25	9/15/17	500,000	100,000	600,000	444,783	88,957	533,740
Ohio Power,
Sr. Unscd. Notes	2.91	4/5/10	170,000	[c]	170,000	164,644	164,644
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	50,000	50,000	49,848	49,848
Potomac Electric Power,
Sr. Scd. Bonds	6.50	11/15/37	200,000	200,000	198,125	198,125
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	25,000	24,481	24,481
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	670,000	70,000	740,000	682,558	71,312	753,870
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	395,000	[a]	85,000	[a]	480,000	391,639	84,277	475,916
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	205,000	199,747	199,747
5,508,912	1,733,396	7,242,308
Total Bonds and Notes
(cost $152,826,843 and $33,908,089, respectively)	150,289,103	33,058,119	183,347,222

Short-Term Investments--.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
1.85%, 9/18/08
(cost $99,445)	100,000	[h]	100,000	99,436	99,436

Other Investment--1.6%	Shares
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,862,000 and $3,355,000, respectively)	4,862,000	[g]	3,355,000	[g]	8,217,000	4,862,000	3,355,000	8,217,000

Investment of Cash Collateral for
Securities Loaned--6.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,919,783)	2,919,783	[g]	2,919,783	2,919,783	2,919,783
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $28,773,412)	28,773,412	[g]	28,773,412	28,773,412	28,773,412
28,773,412	2,919,783	31,693,195

Total Investments (cost $469,341,217 and $93,139,455, respectively)	109.3%	472,836,115	96,886,500	569,722,615
Liabilities, Less Cash and Receivables	-9.3%	(39,476,049)	(8,831,365)	(48,307,414)
Net Assets	100.0%	433,360,066	88,055,135	521,415,201

ADR - American Depository Receipts
FSA - Financial Security Assurance
GO - General Obligation
PSF-GTD - Permanent School Fund Guaranteed
SFMR - Single Family Mortgage Revenue
a

All or a portion of these securities are on loan. At May 31, 2008, the total pro forma market value of the funds' securities on loan is $38,537,003 and the total pro forma market value of the collateral held by the funds is $39,725,557, consisting of cash collateral of $31,693,195 and U.S. Government and Agency securities valued at $8,032,362.

b	Non-income producing security.
c	Variable rate security--interest rate subject to periodic change.
d

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $14,966,813 or 2.9% of pro forma net assets.

e

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro

As of 5/31/2008, all of the securities held by Dreyfus Premier Balanced Fund comport with the investment strategies and restrictions of Dreyfus Premier Balanced Opportunity Fund and management does not anticipate having to dispose of any securities as a result of the merger.

See notes to unaudited pro forma financial statements.

PRO FORMA STATEMENT OF FINANCIAL FUTURES
May 31, 2008 (Unaudited)

	Dreyfus Premier Balance Opportunity Fund	Dreyfus Premier Balanced Fund		Dreyfus Premier Balanced Opportunity Fund Pro Forma Combined(*)	Dreyfus Premier Balanced Opportunity Fund	Dreyfus Premier Balanced Fund	Dreyfus Premier Balanced Opportunity Fund Pro Forma Combined

	Market Value Covered by Contracts ($)				Unrealized Appreciation/(Depreciation) at 5/31/2008 ($)

		Contracts		Expiration
Financial Futures Long
Euro-BOBL		11	1,829,568	June 2008	11	(84,002)	(84,002)
Long Gilt		5	1,047,997	September 2008	5	(2,454)	(2,454)
U.S. Treasury 5 Year Notes		22	2,418,625	September 2008	22	(17,188)	(17,188)
U.S. Treasury 10 Year Notes		10	1,124,063	September 2008	10	(19,843)	(19,843)
U.S. Treasury 30 Year Bonds		7	794,500	September 2008	7	(20,036)	(20,036)
Financial Futures Short
U.S. Treasury 2 Year Notes		4	(842,500)	September 2008	4	1,867	1,867

PRO FORMA STATEMENT OF OPTIONS WRITTEN
May 31, 2008 (Unaudited)

	Dreyfus Premier Balance Opportunity Fund	Dreyfus Premier Balanced Fund	Dreyfus Premier Balanced Opportunity Fund Pro Forma Combined(*)	Dreyfus Premier Balanced Opportunity Fund	Dreyfus Premier Balanced Fund	Dreyfus Premier Balanced Opportunity Fund Pro Forma Combined

	Face Amount Covered by Contracts ($)			Valued ($)
Call Options:
3-Month USD Libor-BBA,
Swaption, June 2008 @ 3.77			615,000	615,000	(180)	(180)
3-Month USD Libor-BBA,
Swaption, June 2008 @ 4.45			332,000	332,000	(876)	(876)
3-Month USD Libor-BBA,
Swaption, June 2008 @ 4.50			385,000	385,000	(217)	(217)
3-Month USD Libor-BBA,
Swaption, June 2008 @ 4.06			660,000	660,000	(2,753)	(2,753)

Put Options:
3-Month USD Libor-BBA,
Swaption, June 2008 @ 3.77			615,000	615,000	(12,883)	(12,883)
3-Month USD Libor-BBA,
Swaption, June 2008 @ 4.45			332,000	332,000	(7,900)	(7,900)
3-Month USD Libor-BBA,
Swaption, June 2008 @ 4.50			385,000	385,000	(6,621)	(6,621)
3-Month USD Libor-BBA,
Swaption, June 2008 @ 4.06			660,000	660,000	(8,166)	(8,166)
(Premiums received $37,015)					(39,596)	(39,596)

Pro Forma Statement of Assets and Liabilities
May 31, 2008 (Unaudited)
					Dreyfus Premier
					Balanced
					Opportunity Fund
			Dreyfus Premier		Pro Forma
		Dreyfus Premier	Balanced		Combined
		Balanced Fund	Opportunity Fund	Adjustments**	(Note 1)
ASSETS:	Investments in securities, at value - See Statement
	of Investments *
	Unaffiliated issuers	$90,611,717	$439,200,703		$529,812,420
	Affiliated issuers	6,274,783	33,635,412		39,910,195
	Cash	10,695	-		10,695
Cash denominated in foreign currencies		1	-		1
Receivable for investment securities sold		821,161	11,374,513		12,195,674
Dividends and interest receivable		372,272	1,773,690		2,145,962
	Receivable for shares of Capital Stock subscribed	2,178	153,562		155,740
	Unrealized appreciation on forward currency exchange contracts-Note 7	24,057	-		24,057
	Prepaid expenses	-	55,746		55,746

	Total Assets	98,116,864	486,193,626		584,310,490

LIABILITIES:	Due to the Dreyfus Corporation and affiliates	91,289	532,365		623,654
Liability for securities on loan		2,919,783	28,773,412		31,693,195
Cash overdraft due to Custodian		-	76,623		76,623
Payable for investment securities purchased		6,838,642	22,140,615		28,979,257
Payable for shares of Capital Stock redeemed		134,667	1,062,652		1,197,319
Payable for futures variation margin		17,138	-		17,138
Outstanding options written, at value (premiums received $37,015)		39,596	-		39,596
Unrealized depreciation on forward currency exchange contracts- Note 7		10,534	-		10,534
	Interest payable	9,629	-		9,629
	Commitment fees payable	451	-		451
	Interest payable	-	47,221		47,221
	Accrued expenses	-	200,672		200,672

	Total Liabilities	10,061,729	52,833,560		62,895,289

NET ASSETS		$88,055,135	$433,360,066		$521,415,201

REPRESENTED BY:	Paid-in capital	$262,284,149	$419,715,777		$681,999,926
Accumulated undistributed investment income (loss) - net		91,350	3,254,241		3,345,591
Accumulated net realized gain (loss) on investments		(177,936,727)	6,895,150		(171,041,577)
	Accumulated net unrealized appreciation (depreciation) on investments	3,616,363	3,494,898		7,111,261

NET ASSETS		$88,055,135	$433,360,066		$521,415,201

Dreyfus Premier Balanced Fund, Class A Shares (50 million, $.001 par value shares authorized)
Net Assets		$64,097,412		$(64,097,412)	--
Shares outstanding		4,517,244		(4,517,244)	--
Net asset value, and redemption
price per share		$14.19

Maximum offering price per share (net asset value
plus maximum sales charge)		$15.06

Dreyfus Premier Balanced Fund, Class B Shares (50 million, $.001 par value shares authorized)
Net Assets		$5,378,265		(5,378,265)	--
Shares outstanding		379,653		(379,653)	--
Net asset value, offering price and redemption
price per share		$14.17

Dreyfus Premier Balanced Fund, Class C Shares (50 million, $.001 par value shares authorized)
Net Assets		$7,624,578		(7,624,578)	--
Shares outstanding		536,444		(536,444)	--
Net asset value, offering price and redemption
price per share		$14.21

Dreyfus Premier Balanced Fund, Class I Shares (50 million, $.001 par value shares authorized)
Net Assets		$10,717,399		(10,717,399)	--
Shares outstanding		756,092		(756,092)	--
Net asset value, offering price and redemption
price per share		$14.17

Dreyfus Premier Balanced Fund, Class T Shares (200 million, $.001 par value shares authorized)
Net Assets		$237,481		(237,481)	--
Shares outstanding		16,724		(16,724)	--
Net asset value, and redemption
price per share		$14.20

Maximum offering price per share (net asset value
plus maximum sales charge)		$14.87

Dreyfus Premier Balanced Opportunity Fund, Class A Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$121,642,154	64,097,412	$185,739,566
Shares outstanding			6,990,435	3,683,890	10,674,325
Net asset value, offering price and redemption
price per share			$17.40		$17.40

Maximum offering price per share (net asset value
plus maximum sales charge)			$18.46		$18.46

Dreyfus Premier Balanced Opportunity Fund, Class B Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$128,447,534	5,378,265	$133,825,799
Shares outstanding			7,444,833	311,866	7,756,699
Net asset value, offering price and redemption
price per share			$17.25		$17.25

Dreyfus Premier Balanced Opportunity Fund, Class C Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$69,678,563	7,624,578	$77,303,141
Shares outstanding			4,018,662	439,612	4,458,274
Net asset value, offering price and redemption
price per share			$17.34		$17.34

Dreyfus Premier Balanced Opportunity Fund, Class I Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$639,035	10,717,399	$11,356,434
Shares outstanding			36,757	616,091	652,848
Net asset value, offering price and redemption
price per share			$17.39		$17.40

Dreyfus Premier Balanced Opportunity Fund, Class T Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$1,376,498	237,481	$1,613,979
Shares outstanding			79,097	13,648	92,745
Net asset value, offering price and redemption
price per share			$17.40		$17.40

Maximum offering price per share (net asset value
plus maximum sales charge)			$18.22		$18.22

Dreyfus Premier Balanced Opportunity Fund, Class J Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$43,344,544	--	$43,344,544
Shares outstanding			2,483,967	--	2,483,967
Net asset value, offering price and redemption
price per share			$17.45		$17.45

Dreyfus Premier Balanced Opportunity Fund, Class Z Shares (unlimited number of shares of beneficial interest, $.001 par value shares authorized)
Net Assets			$68,231,738	--	$68,231,738
Shares outstanding			3,927,276	--	3,927,276
Net asset value, offering price and redemption
price per share			$17.37		$17.37

* Investments in securities, at cost
Unaffiliated issuers		$86,864,672	$435,705,805		$522,570,477
Affiliated issuers		$6,274,783	$33,635,412		$39,910,195
Market Value of Securities on Loan		$3,342,869	$35,194,134		$38,537,003

**Adjustment to reflect the exchange of shares outstanding from Dreyfus Premier Balanced Fund to Dreyfus Premier Balanced Opportunity Fund.

		See notes to unaudited pro forma financial statements.

Pro Forma Statement of Operations
For the Twelve Months Ended May 31, 2008 (Unaudited)
						Dreyfus Premier
						Balanced
						Opportunity Fund
			Dreyfus Premier			Pro Forma
		Dreyfus Premier	Balanced			Combined
		Balanced Fund	Opportunity Fund	Adjustments		(Note 1)

INVESTMENT INCOME:

INCOME:	Cash Dividends (net of $1,269 and $6,897 foreign taxes withheld at source, respectively):
	Unaffiliated issuers	$805,608	$6,192,169	$		$6,997,777
	Affiliated issuers	77,686	264,789			342,475
	Income from securities lending	20,940	188,301			209,241
	Interest	1,833,495	9,177,810			11,011,305
	Total Income	2,737,729	15,823,069			18,560,798

EXPENSES:	Investment advisory fee	998,126	4,124,214	(199,625)	(a)	4,922,715
	Distribution fees	297,265	1,717,320			2,014,585
	Shareholder servicing costs	39,818	1,768,284	90,000	(a)	1,898,102
	Professional fees	-	96,895	4,000	(a)	100,895
	Prospectus and shareholders' reports	-	83,706	15,000	(a)	98,706
	Directors' fees and expenses	-	29,930	7,500	(a)	37,430
	Registration fees	-	76,969			76,969
	Custodian fees	-	69,528	10,000	(a)	79,528
	Loan commitment fees	-	5,005			5,005
	Interest expense	4,936	19,008			23,944
	Miscellaneous	-	24,458	5,000	(a)	29,458
	Total Expenses	1,340,145	8,015,317	(68,125)		9,287,337

	Less - reduction in expenses due to undertaking	(149,706)	(272,515)	(30,521)	(a)	(452,742)
	Less - reduction in management fees due to undertakings	-	(282,316)			(282,316)
	Less - reduction in custody fees due to earnings credits	-	(15,682)			(15,682)
	Net Expenses	1,190,439	7,444,804	(98,646)		8,536,597

INVESTMENT INCOME - NET		1,547,290	8,378,265	98,646		10,024,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

	Net realized gain (loss) on investments	2,341,968	19,756,522			22,098,490
	Net unrealized appreciation (depreciation) on investments	(4,291,502)	(42,584,883)			(46,876,385)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS		(1,949,534)	(22,828,361)			(24,777,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS:		$(402,244)	$(14,450,096)	$98,646		$(14,753,694)

(a) Reflects the adjustment of expenses to be commensurate with those of the combined fund.

		See notes to unaudited pro forma financial statements.

Dreyfus Premier Balanced Opportunity Fund

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Basis of Combination:

At a meeting held on __________, 2008 the Board of Trustees of Dreyfus Premier Manager Funds II, on behalf of Dreyfus Premier Balanced Opportunity Fund (the “Acquiring Fund”), and at a meeting held on ________, 2008, the Board of Directors of The Dreyfus/Laurel Funds, Inc., on behalf of Dreyfus Premier Balanced Fund (the “Fund”), each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by Fund shareholders, the Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A, Class B, Class C, Class I and Class T shares of the Acquiring Fund equal in value to the assets less liabilities of the Fund (the “Exchange”). The Acquiring Fund shares will then be distributed to the Fund’s shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive shares of the corresponding class of shares of the Acquiring Fund in the Exchange.

The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statements of investments, financial futures, options written and assets and liabilities reflect the financial position of the Acquiring Fund and the Fund on May 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended May 31, 2008. These statements have been derived from the Fund’s and the Acquiring Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year end is November 30 for the Acquiring Fund and October 31 for the Fund.

The pro forma statements of investments, financial futures, options written, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on May 31, 2008. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the Exchange, the Acquiring Fund will be the accounting survivor.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2--Portfolio Valuation:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

NOTE 3--Capital Shares:

The pro forma number of shares that would be issued was calculated by dividing the net assets of the Fund’s Class A, Class B, Class C, Class I and Class T shares on May 31, 2008 by the net asset value per share of Class A, Class B, Class C, Class I and Class T shares, respectively, of the Acquiring Fund on May 31, 2008.

NOTE 4--Pro Forma Operating Expenses:

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Exchange had taken place on June 1, 2007. The Dreyfus Corporation will bear the costs of the Exchange.

NOTE 5--Federal Income Taxes:

Each fund has qualified as a “regulated investment company” under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

NOTE 6--Bank Line of Credit:

The funds participate with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the funds have agreed to pay commitment fees on their pro rata portion of the Facility. Interest is charged to the funds based on prevailing market rates in effect at the time of borrowing.

NOTE 7--Securities Transactions:

Dreyfus Premier Balanced Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at May 31, 2008:

Forward Currency Exchange Contracts	Foreign Currency Amounts	Cost ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Purchases:
Brazil,
expiring 6/18/2008	120,000	67,912	73,415	5,503
Brazil,
expiring 6/18/2008	110,000	62,129	67,297	5,168
China,
expiring 3/26/2009	1,980,000	303,169	300,165	(3,004)
Indonesia,
expiring 9/17/2008	2,932,000,000	311,749	308,451	(3,298)
Malaysia,
expiring 8/22/2008	1,080,000	355,717	333,021	(2,696)
Sales :		Proceeds ($)
China,
expiring 3/26/2009	1,980,000	312,920	300,165	12,755
Euro,
expiring 6/18/2008	10,000	15,262	15,544	(282)
Euro,
expiring 6/18/2008	50,000	78,350	77,719	631
Brazil
expiring 6/18/2008	230,000	139,478	140,712	(1,234)
China,
expiring 8/22/2009	2,300,000	334,618	334,638	(20)
				13,523

DREYFUS PREMIER MANAGER FUNDS II

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed March 28, 2008 (File No. 333-104120).

Item 16	Exhibits.

(1)	Registrant’s Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement, filed October 16, 2003.

(2)	Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 8 to the Registration Statement, filed March 30, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 6 to the Registration Statement, filed October 1, 2004.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 6 to the Registration Statement, filed on October 1, 2004.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 9 to the Registration Statement, filed March 20, 2007.

(7)(c)	Form of Dealer Agreement is incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 9 to the Registration Statement, filed March 20, 2007.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g) of Pre-Effective Amendment No. 1 to the Registration Statement, filed on October 16, 2003.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 6 to the Registration Statement, filed on October 1, 2004.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 6 to the Registration Statement, filed on October 1, 2004.

(10)(c)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 to the Registration Statement, filed on March 30, 2006.

(11)	Opinion and Consent of Registrant’s counsel.*

(12)	Opinion and Consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement, filed March 28, 2008 (File No. 333-104120).

________________________

*	Filed herein or herewith.
**	To be filed by Post-Effective Amendment.
***	Filed as part of signature page.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 3rd day of July, 2008.

DREYFUS PREMIER MANAGER FUNDS II

By:	/s/ J. David Officer
J. David Officer, President

Power of Attorney

Each person whose signature appears below on this Registration Statement on Form N-14 hereby constitutes and appoints James Windels, Michael A. Rosenberg, Janette E. Farragher, Robert R. Mullery, Jeff Prusnofsky, James Bitetto and John B. Hammalian and each of them, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him/her and in his/her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his/her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer J. David Officer	President (Principal Executive Officer)	July 3, 2008

/s/ James Windels James Windels	Treasurer (Principal Financial and Accounting Officer)	July 3, 2008

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	July 3, 2008

/s/ Peggy C. Davis Peggy C. Davis	Board Member	July 3, 2008

/s/ David P. Feldman David P. Feldman	Board Member	July 3, 2008

/s/ James F. Henry James F. Henry	Board Member	July 3, 2008

/s/ Ehud Houminer Ehud Houminer	Board Member	July 3, 2008

/s/ Gloria Messinger Gloria Messinger	Board Member	July 3, 2008

/s/ Martin Peretz Martin Peretz	Board Member	July 3, 2008

/s/ Anne Wexler Anne Wexler	Board Member	July 3, 2008

Exhibit Index
(11)	Opinion and Consent of Registrant’s counsel
(14)	Consent of Independent Registered Public Accounting Firm